UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:__811-06443____________________________________

__________________________The BlackRock Income Opportunity Trust_________________

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
_______________________________________________________________________
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

The BlackRock Income Opportunity Trust

_________________________40 East 52nd Street, New York, NY 10022_________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:_302 797-2162__________________

Date of fiscal year end:____October 31, 2004__________________________________

Date of reporting period: __ April 30, 2004____________________________________

Item 1.	Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME          LIQUIDITY          EQUITIES          ALTERNATIVES          BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2004 (UNAUDITED)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summaries	2

Portfolios of Investments	9

Financial Statements

Statements of Assets and Liabilities	47

Statements of Operations	49

Statements of Cash Flows	51

Statements of Changes in Net Assets	53

Financial Highlights	56

Notes to Financial Statements	63

Dividend Reinvestment Plans	74

Additional Information	75

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

     April 30, 2004

Dear Shareholder:

We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2004.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.75%	$15.65	$15.75

BlackRock Core Bond Trust (BHK)	8.02	13.09	14.62

BlackRock High Yield Trust (BHY)	10.56	9.56	7.77

BlackRock Income Opportunity Trust (BNA)	7.92	10.61	11.93

BlackRock Income Trust Inc. (BKT)	8.78	6.98	6.99

BlackRock Limited Duration Income Trust (BLW)	7.97	18.82	19.85

BlackRock Strategic Bond Trust (BHD)	10.61	14.70	15.16

1 Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to fixed income. As of March 31, 2004, BlackRock managed $225 billion in bonds, including 18 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly-owned subsidiary of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 4/30/04:	$15.65

Net Asset Value as of 4/30/04:	$15.75

Yield on Closing Market Price as of 4/30/04 ($15.65):[1]	5.75%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$15.65	$15.85	(1.26)%	$16.52	$15.20

NAV	$15.75	$16.02	(1.69)%	$16.58	$15.68

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Composition	April 30, 2004	October 31, 2003

U.S. Government and Agency Securities	60%	56%

Agency Multiple Class Mortgage Pass-Throughs	11	8

Interest Only Mortgage-Backed Securities	9	12

Corporate Bonds	7	8

Taxable Municipal Bonds	5	5

Inverse Floating Rate Mortgages	5	8

Commercial Mortgage-Backed Securities	1	1

Mortgage Pass-Throughs	1	1

Other	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

AA/Aa	38%	35%

A	37	43

BBB/Baa	23	21

CCC/Caa	2	1

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 9.9% and 11.0% of net assets on April 30, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 4/30/04:	$13.09

Net Asset Value as of 4/30/04:	$14.62

Yield on Closing Market Price as of 4/30/04 ($13.09):[1]	8.02%

Current Monthly Distribution per Share:[2]	$0.0875

Current Annualized Distribution per Share:[2]	$1.0500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.09	$13.57	(3.54)%	$14.50	$12.99

NAV	$14.62	$14.75	(0.88)%	$15.45	$14.59

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Composition	April 30, 2004	October 31, 2003

Corporate Bonds	40%	46%

U.S. Government and Agency Securities	36	16

Mortgage Pass-Throughs	16	26

Foreign Government Bonds	4	7

Interest Only Mortgage-Backed Securities	2	1

Commercial Mortgage-Backed Securities	1	2

Asset Backed Securities	1	—

Taxable Municipal Bonds	—	2

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	3%	3%

AA/Aa	15	11

A	27	25

BBB/Baa	18	21

BB/Ba	12	12

B	20	23

CCC/Caa	4	5

Not Rated	1	—

3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 61.2% and 61.6% of net assets on April 30, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 4/30/04:	$9.56

Net Asset Value as of 4/30/04:	$7.77

Yield on Closing Market Price as of 4/30/04 ($9.56):[1]	10.56%

Current Monthly Distribution per Share:[2]	$0.084167

Current Annualized Distribution per Share:[2]	$1.010004

1 Yield on closing market price is calculated by dividing the annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$9.56	$10.25	(6.73)%	$11.75	$9.56

NAV	$7.77	$6.96	11.64%	$7.83	$6.80

The following charts show the asset composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Sector Breakdown

Composition	April 30, 2004	October 31, 2003

Finance & Banking	13%	12%

Media	13	11

Consumer Products	11	12

Energy	9	7

Chemical	7	7

Telecommunication	6	4

Electronics	6	7

Industrial Equipment	6	5

Container & Glass	5	4

Transportation	5	7

Home Furnishing	3	4

Automotive	3	3

Health Care	2	2

Aero & Defense	2	2

Ecological Services & Equipment	2	2

Building & Development	2	6

Conglomerates	2	2

Other	3	3

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

BBB/Baa	2%	3%

BB/Ba	17	12

B	50	52

CCC/Caa	29	25

CC/Ca	1	5

Not Rated	1	3

3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 115.3% and 135.4% of net assets on April 30, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 4/30/04:	$10.61

Net Asset Value as of 4/30/04:	$11.93

Yield on Closing Market Price as of 4/30/04 ($10.61):[1]	7.92%

Current Monthly Distribution per Share:[2]	$0.07

Current Annualized Distribution per Share:[2]	$0.84

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$10.61	$10.95	(3.11)%	$11.63	$10.53

NAV	$11.93	$11.93	—%	$12.40	$11.82

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Composition	April 30, 2004	October 31, 2003

Corporate Bonds	53%	59%

Mortgage Pass-Throughs	23	29

U.S. Government and Agency Securities	16	7

Interest Only Mortgage-Backed Securities	4	2

Federal Housing Administration	1	2

Asset-Backed Securities	1	—

Inverse Floating Rate Mortgages	1	1

Foreign Government Bonds	1	—

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	5%	6%

AA/Aa	12	12

A	23	22

BBB/Baa	21	19

BB/Ba	15	17

B	21	22

CCC/Caa	3	2

3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 66.2% and 71.2% of net assets on April 30, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 4/30/04:	$6.98

Net Asset Value as of 4/30/04:	$6.99

Yield on Closing Market Price as of 4/30/04 ($6.98):[1]	8.78%

Current Monthly Distribution per Share:[2]	$0.051042

Current Annualized Distribution per Share:[2]	$0.612504

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$6.98	$7.71	(9.47)%	$7.96	$6.93

NAV	$6.99	$7.21	(3.05)%	$7.25	$6.99

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Composition	April 30, 2004	October 31, 2003

U.S. Government and Agency Securities	35%	30%

Mortgage Pass-Throughs	23	32

Interest Only Mortgage-Backed Securities	13	15

Principal Only Mortgage-Backed Securities	9	11

Agency Multiple Class Mortgage Pass-Throughs	7	3

Collateralized Mortgage Obligation Residuals	6	—

Inverse Floating Rate Mortgages	2	4

Federal Housing Administration	2	3

Commercial Mortgage-Backed Securities	2	2

Asset-Backed Securities	1	—

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 4/30/04:	$18.82

Net Asset Value as of 4/30/04:	$19.85

Yield on Closing Market Price as of 4/30/04 ($18.82):[1]	7.97%

Current Monthly Distribution per Share:[2]	$0.125

Current Annualized Distribution per Share:[2]	$1.500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$18.82	$18.80	0.11%	$20.45	$18.15

NAV	$19.85	$19.74	0.56%	$20.32	$19.63

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Composition	April 30, 2004	October 31, 2003

Corporate Bonds	43%	47%

Bank Loans	28	20

Mortgage Pass-Throughs	16	24

U.S. Government and Agency Securities	8	8

Foreign Government Bonds	2	1

Collateralized Mortgage Obligation Residuals	2	—

Asset-Backed Securities	1	—

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

A	6%	6%

BBB/Baa	8	8

BB/Ba	27	26

B	58	60

CCC/Caa	1	—

3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 63.7% and 64.6% of net assets on April 30, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 4/30/04:	$14.70

Net Asset Value as of 4/30/04:	$15.16

Yield on Closing Market Price as of 4/30/04 ($14.70):[1]	10.61%

Current Monthly Distribution per Share:[2]	$0.13

Current Annualized Distribution per Share:[2]	$1.56

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$14.70	$15.27	(3.73)%	$16.68	$14.28

NAV	$15.16	$15.07	0.60%	$15.60	$15.00

The following charts show the asset composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Sector Breakdown

Composition	April 30, 2004	October 31, 2003

Energy	16%	16%

Finance & Banking	14	12

Media	10	10

Automotive	10	11

Telecommunication	7	7

Health Care	6	5

Conglomerates	4	4

Aero & Defense	4	3

Chemical	3	4

Ecological Services & Equipment	3	3

Transportation	3	2

Hotels & Casinos	3	2

Building & Development	2	4

Forest Products	2	2

Container & Glass	2	2

Real Estate	2	2

Basic Material	2	2

Industrial Equipment	2	3

Consumer Products	2	3

Technology	2	2

Other	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	1%	1%

AA/Aa	5	5

A	9	9

BBB/Baa	10	10

BB/Ba	23	23

B	46	47

CCC/Caa	6	4

Not Rated	—	1

3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 123.7% and 134.4% of net assets on April 30, 2004, and October 31, 2003, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—137.6%
		Mortgage Pass-Throughs—1.6%
		Federal National Mortgage Assoc.,
	$678	5.50%, 1/01/17 - 2/01/17	$696,821
	30	6.50%, 7/01/29	31,627

		Total Mortgage Pass-Throughs	728,448

		Agency Multiple Class Mortgage Pass-Throughs—15.4%
		Federal Home Loan Mortgage Corp.,
	2,168	Ser. 1510, Class G, 7.05%, 5/15/13	2,362,534
	142	Ser. 1512, Class H, 6.50%, 2/15/08	145,035
	400	Ser. 1534, Class IG, 5.00%, 2/15/10	411,581
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,146,940
		Federal National Mortgage Assoc.,
	159	Ser. 10, Class V, 7.00%, 7/25/13	159,771
	157	Ser. 13, Class SJ, 8.75%, 2/25/09	161,039
	100	Ser. 22, Class GN, 6.50%, 8/25/31	104,601
	88	Ser. 43, Class E, 7.50%, 4/25/22	91,871
	1,000	Ser. 49, Class H, 7.00%, 4/25/13	1,080,700
	59	Ser. 60, Class JZ, 6.00%, 3/25/31	60,007
	429	Ser. 214, Class SK, 10.00%, 12/25/08	456,918

		Total Agency Multiple Class Mortgage Pass-Throughs	7,180,997

		Inverse Floating Rate Mortgages—7.1%
AAA	350	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 24.575%, 11/25/23	372,531
		Federal Home Loan Mortgage Corp.,
	336	Ser. 1425, Class SB, 22.593%, 12/15/07	425,346
	101	Ser. 1506, Class S, 16.825%, 5/15/08	115,208
	106	Ser. 1515, Class S, 17.255%, 5/15/08	127,450
	91	Ser. 1618, Class SA, 8.25%, 11/15/08	92,926
	160	Ser. 1621, Class SH, 12.14%, 11/15/22	165,261
	121	Ser. 1661, Class SB, 17.092%, 1/15/09	128,236
	350	Ser. 1688, Class S, 10.971%, 12/15/13	371,845
		Federal National Mortgage Assoc.,
	384	Ser. 187, Class SB, 20.079%, 10/25/07	446,193
	197	Ser. 190, Class S, 22.593%, 11/25/07	234,291
	241	Ser. 191, Class SD, 13.458%, 10/25/08	261,179
	309	Ser. 214, Class SH, 15.461%, 12/25/08	336,214
		Residential Funding Mortgage Securities I, Inc.,
AAA	119	Ser. S23, Class A-12, 14.43%, 6/25/08	120,182
AAA	123	Ser. S23, Class A-16, 16.033%, 6/25/08	126,101

		Total Inverse Floating Rate Mortgages	3,322,963

		Interest Only Mortgage-Backed Securities—12.0%
		Federal Home Loan Mortgage Corp.,
	200	Ser. 65, Class I, 8/15/20	24,621
	68	Ser. 141, Class H, 5/15/21	825
	188	Ser. 1114, Class J, 7/15/06	31,884
	130	Ser. 1285, Class M, 5/15/07	2,196
	891	Ser. 1645, Class IB, 9/15/08	64,607
	920	Ser. 2462, Class NI, 8/15/21	71,456
	1,190	Ser. 2513, Class BI, 12/15/15	52,566
	1,970	Ser. 2523, Class EH, 4/15/20	286,916
	507	Ser. 2542, Class IY, 5/15/16	297
	2,580	Ser. 2543, Class IJ, 10/15/12	174,133
	2,821	Ser. 2543, Class IM, 9/15/12	130,682
	5,419	Ser. 2572, Class IT, 5/15/19	468,054
	3,981	Ser. 2633, Class PI, 3/15/12	224,540
	4,577	Ser. 2672, Class TP, 9/15/16	305,037
	5,605	Ser. 2739, Class PI, 3/15/22	760,682

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal National Mortgage Assoc.,
	$458		Ser. 8, Class HA, 1/25/08	$72,584
	3,000		Ser. 13, Class IG, 10/25/22	347,970
	447		Ser. 20, Class SL, 9/25/08	84,834
	73		Ser. 39, Class PE, 1/25/23	1,766
	104		Ser. 42, Class SO, 3/25/23	1,365
	1,312		Ser. 49, Class L, 4/25/13	98,986
	1,135		Ser. 51, Class K, 4/25/07	130,477
	12,992		Ser. 70, Class ID, 4/25/22	1,832,002
	119		Ser. 72, Class H, 7/25/06	12,504
	711		Ser. 80, Class PI, 9/25/23	6,955
	2,000		Ser. 82, Class IR, 9/25/12	124,040
	844		Ser. 90, Class M, 1/25/28	124,825
	7		Ser. 174, Class S, 9/25/22	22,699
	293		Ser. 194, Class PV, 6/25/08	11,805
	951		Ser. 208, Class S, 2/25/23	33,784
	267		Ser. 223, Class PT, 10/25/23	22,366
	6		Ser. G-21, Class L, 7/25/21	9,568
	49		PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/13	2,184
	4,359		Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/29	1,630
	26,403		Vendee Mortgage Trust, Ser. 1, Class IO, 10/15/31	32,476

			Total Interest Only Mortgage-Backed Securities	5,573,316

			Principal Only Mortgage-Backed Securities—0.1%
Aaa	47		Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17	43,563

			Commercial Mortgage-Backed Securities—1.7%
AAA	750	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	812,766

			Asset-Backed Securities—0.1%
NR	238	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	5,960
			Structured Mortgage Asset Residential Trust,
NR	576	[3,4]	Ser. 2, 8.24%, 3/15/06	7,925
NR	639	[3,4]	Ser. 3, 8.724%, 4/15/06	8,784

			Total Asset-Backed Securities	22,669

			Corporate Bonds—9.9%
			Chemical—2.6%
A+	1,000		Dow Capital BV, 9.20%, 6/01/10	1,198,500

			Consumer Products—1.1%
BBB+	500		General Mills, 8.75%, 9/15/04	512,965

			Energy—1.2%
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	542,755

			Finance & Banking—3.7%

AA-	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,218,500
AA+	500		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	526,785

				1,745,285

			Telecommunication—1.1%
A	500		ALLTEL Corp., 7.50%, 3/01/06	542,390

			Transportation—0.2%
CCC	100		American Airlines, Inc., 10.44%, 3/04/07	84,000

			Total Corporate Bonds	4,625,895

			U.S. Government and Agency Securities—82.3%
	214		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	226,325
	27,000	[5]	U.S. Treasury Bond, zero coupon, 11/15/09	21,662,937
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,267,002
	7,000	[5]	4.375%, 8/15/12	7,014,209
	1,700		5.75%, 11/15/05	1,795,360
	3,550		6.00%, 8/15/09	3,937,727
	385		6.625%, 5/15/07	426,493

			Total U.S. Government and Agency Securities	38,330,053

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Taxable Municipal Bonds—7.4%
AAA	$500	Fresno California Pension Oblig., 7.80%, 6/01/14	$609,260
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	573,805
		Los Angeles County California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,131,050
AAA	500	Ser. D, 6.97%, 6/30/08	568,560
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	549,245

		Total Taxable Municipal Bonds	3,431,920

		Total Long-Term Investments (cost 63,243,903)	64,072,590

		SHORT-TERM INVESTMENT—10.3%
		U.S. Government Agency Security—10.3%
	4,800	Federal Home Loan Bank, zero coupon, 5/03/04 (cost $4,799,773)	4,799,773

		Total investments—147.9% (cost $68,043,676)	68,872,363
		Liabilities in excess of other assets—(47.9)%	(22,312,296)

		Net Assets—100%	$46,560,067

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 2.9% of its net assets, with a current market value of $1,361,481, in securities restricted as to resale.
[3] Security is fair valued.
[4] Illiquid securities representing 0.05% of net assets.
[5] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—154.8%
			Mortgage Pass-Throughs—25.4%
			Federal Home Loan Mortgage Corp.,
	$1,875		3.50%, 4/01/08	$1,855,761
	3,355	[2]	3.875%, 11/10/08	3,358,295
	1,125		4.50%, 12/16/10	1,112,344
	2,795		4.75%, 12/08/10	2,805,509
	7,804		5.50%, 11/01/18 - 9/01/33	7,812,446
	1,885		5.75%, 4/15/08	2,033,331
	7,002		6.00%, 9/01/10 - 12/01/18	7,319,473
	3,175		6.625%, 9/15/09	3,548,634
	735		6.875%, 9/15/10	835,239
	931		7.00%, 3/15/10 - 9/01/31	1,052,966
	100		5.00%, TBA	96,938
	3,000		5.50%, TBA	3,077,814
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	852,313
	1,280		4.75%, 2/21/13	1,248,269
	1,569		5.00%, 1/01/34 - 2/01/34	1,521,475
	3,725	[2]	5.25%, 4/15/07	3,946,489
	1,336		5.50%, 1/01/18 - 1/01/34	1,358,578
	1,740		5.75%, 2/15/08	1,874,711
	7,079		6.00%, 5/15/08 - 11/01/33	7,487,166
	3,300		6.625%, 10/15/07 - 9/15/09	3,665,571
	1,056		7.00%, 1/01/31 - 7/01/32	1,116,638
	6,290	[2]	7.125%, 3/15/07 - 6/15/10	7,159,911
	3,410		7.25%, 1/15/10	3,925,592
	15,000		5.00%, TBA	15,084,375
	10,800		5.50%, TBA	10,773,000
	620		Government National Mortgage Assoc., 5.50%, 5/15/33 - 9/15/33	620,370
	22,600		Residential Accredit Loans, Inc., Ser. QS10, Class A16, 6.45%, 5/25/33	2,236,936
	2,542		Small Business Admin., Ser. P10B, Class 1, 5.136%, 8/10/13	2,538,787

			Total Mortgage Pass-Throughs	100,318,931

			Interest Only Asset-Backed Securities—1.0%
	45,000		Sterling Coofs Trust, 4/15/29	4,021,875

			Interest Only Mortgage-Backed Securities—2.5%
			Federal Home Loan Mortgage Corp.,
	4,785		Ser. 2579, Class HI, 8/15/17	546,052
	9,518		Ser. 2611, Class QI, 9/15/32	2,171,593
			Federal National Mortgage Assoc.,
	8,895		Ser. 16, Class IW, 11/25/12	665,082
	14,316		Ser. 64, Class QI, 1/25/33	3,217,591
	24,146		Ser. 92, Class IC, 4/25/13	2,974,573
	247		Residential Funding Mortgage Securities I, Inc., Ser. S6, Class A7, 4/25/17	247,353

			Total Interest Only Mortgage-Backed Securities	9,822,244

			Commercial Mortgage-Backed Securities—2.0%
Aaa	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,851,073
AAA	1,470		Morgan Stanley Capital I, Inc., Ser. HF2, Class A2, 6.48%, 11/15/30	1,607,514
AAA	105		Residential Funding Mortgage Securities I, Inc., Ser. S6, Class A7, 6.00%, 4/25/17	105,590
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	4,000,837
AAA	254		Washington Mutual Mortgage Securitization Corp., Ser. 12, Class A, 6.50%, 5/25/32	257,638

			Total Commercial Mortgage-Backed Securities	7,822,652

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—55.9%
	$1,050		Resolution Funding Corp., zero coupon, 7/15/18 - 10/15/18	$472,894
			U.S. Treasury Bonds,
	20,790	[2]	5.375%, 2/15/31	21,056,320
	4,945	[2]	6.00%, 2/15/26	5,347,553
	4,505	[2]	6.25%, 8/15/23	5,006,181
	6,345	[2]	6.75%, 8/15/26	7,485,368
	3,375	[2]	8.00%, 11/15/21	4,446,036
	19,350	[2]	8.125%, 8/15/19	25,516,303
	5,310	[2]	10.375%, 11/15/12	6,582,950
			U.S. Treasury Notes,
	25,220		1.50%, 3/31/06	24,854,486
	24,980	[2]	2.25%, 4/30/06 - 2/15/07	24,850,828
	2,545		2.625%, 3/15/09	2,436,049
	28,940	[2]	3.125%, 4/15/09	28,302,452
	67,370		4.00%, 11/15/12 - 2/15/14	64,574,903

			Total U.S. Government and Agency Securities	220,932,323

			Corporate Bonds—61.1%
			Aero & Defense—2.3%
B-	3,000		BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08	2,925,000
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	434,090
BBB+	1,175		8.50%, 12/01/29	1,486,199
			Northrop Grumman Corp.,
BBB	380		7.125%, 2/15/11	429,411
BBB	960		7.875%, 3/01/26	1,127,684
BB+	1,750		Raytheon, 7.00%, 5/15/06	1,852,515
BBB-	800		Raytheon Co., 4.85%, 1/15/11	790,872

				9,045,771

			Automotive—1.7%
A3	660		Chrysler Corp., 7.45%, 3/01/27	682,778
			DaimlerChrysler NA Holding Corp.,
A3	250		4.05%, 6/04/08	245,250
A3	940		4.75%, 1/15/08	952,493
B3	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,586,250
B+	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,262,750
BB-	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,021,340

				6,750,861

			Basic Material—0.1%
A-	400		Alcan Inc., 6.125%, 12/15/33 (Canada)	394,084

			Building & Development—0.9%
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,450,000

			Chemical—2.2%
CCC	3,000		Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom)	2,385,000
			Dow Chemical Co.,
A-	1,650		5.97%, 1/15/09	1,765,550
A-	280		7.375%, 11/01/29	310,139
B+	4,000		Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07	4,200,000

				8,660,689

			Conglomerates—1.2%
AAA	2,745		General Electric Co., 5.00%, 2/01/13	2,733,416
BBB-	2,055		Tyco Intl. Group SA, 6.375%, 6/15/05 (Luxembourg)	2,134,446

				4,867,862

			Consumer Products—2.9%
BB+	3,000		American Greetings Corp., 11.75%, 7/15/08	3,525,000
A	1,025		Avery Dennison Corp., 4.875%, 1/15/13	1,012,484
A+	1,680		Diageo Capital PLC, 3.50%, 11/19/07 (United Kingdom)	1,679,782
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,055,925

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(cont’d)
			Kraft Foods, Inc.,
A3	$400		5.25%, 6/01/07	$418,672
A3	1,880		5.625%, 11/01/11	1,946,796
BBB	650		Kroger Co., 6.80%, 4/01/11	716,330
B-	1,000	[3]	Pantry, Inc., The, 7.75%, 2/15/14	1,005,000

				11,359,989

			Containers & Glass—0.7%
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,160,000
BB-	1,500		Owens-Brockway Glass Container, 8.75%, 11/15/12	1,627,500

				2,787,500

			Ecological Services & Equipment—1.3%
B+	5,000		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	5,350,000

			Electronics—1.0%
CCC	2,500		Knowles Electronics Holdings, Inc., 13.125%, 10/15/09	2,637,500
B+	1,000		Stoneridge, Inc., 11.50%, 5/01/12	1,200,000

				3,837,500

			Energy—7.8%
BBB+	1,115		Anadarko Finance Co., Ser. B, 7.50%, 5/01/31 (Canada)	1,270,922
BBB+	765	[2]	Anadarko Petroleum Corp., 5.375%, 3/01/07	806,272
B+	1,000		Calpine Canada Energy Finance ULC, 8.50%, 5/01/08 (Canada)	702,500
BB-	1,250		Chesapeake Energy Corp., 9.00%, 8/15/12	1,428,125
BB	1,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	1,077,500
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	1,982,412
BBB	1,915		Devon Energy Corp., 7.95%, 4/15/32	2,225,134
BBB	230		Devon Financing Corp. ULC, 7.875%, 9/30/31	262,586
Baa2	895		Dominion Resources Capital Trust III, 8.40%, 1/15/31	1,028,713
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,240,000
B	2,500	[3]	Dynegy Holdings Inc., 10.125%, 7/15/13	2,750,000
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	871,250
B1	265		8.375%, 6/15/32	263,675
B-	2,250		El Paso Production Holding Co., 7.75%, 6/01/13	2,137,500
A-	1,810		EnCana Corp., 4.75%, 10/15/13 (Canada)	1,738,125
BBB+	305		Exelon Corp., 6.75%, 5/01/11	336,171
BBB-	1,220		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,281,332
BB-	2,000		Leviathan Gas Pipeline Partners, 10.375%, 6/01/09	2,090,000
BBB+	360		Occidental Petroleum Corp., 7.20%, 4/01/28	403,089
AA	835		Ontario Electricity Financial Corp., 6.10%, 1/30/08 (Canada)	905,340
Baa1	1,650		Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico)	1,918,125
AA+	790	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	768,559
A-	445		Suncor Energy Inc., 5.95%, 12/01/34 (Canada)	433,253
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	765,760

				30,686,343

			Finance & Banking—18.8%
AA+	1,000	[2,3]	American General Instl. Capital A, 7.57%, 12/01/45	1,165,367
			Bank of America Corp.,
Aa2	1,000		3.875%, 1/15/08	1,008,540
Aa2	105		4.375%, 12/01/10	103,182
Aa2	925		5.25%, 2/01/07	973,960
Aa3	850		7.40%, 1/15/11	980,475
Aa2	325		Bank One NA, 3.70%, 1/15/08	325,826
Aa3	565	[3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	683,004
			Citigroup, Inc.,
AA+	780		5.125%, 5/05/14	773,622
AA	375		5.875%, 2/22/33	358,958
AA	4,490		6.00%, 10/31/33	4,378,244
AA+	185		6.875%, 6/01/25	201,588
AA	200		7.25%, 10/01/10	227,504

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Finance & Banking—(cont’d)
AA-	$275		Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	$293,865
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,105,000
			General Electric Capital Corp.,
AAA	2,870		Ser. A, 5.875%, 2/15/12	3,047,165
AAA	860		Ser. A, 6.00%, 6/15/12	916,760
			General Motors Acceptance Corp.,
A3	1,160		zero coupon, 12/01/12	664,783
A3	2,029		6.875%, 9/15/11	2,121,035
A3	640		8.00%, 11/01/31	670,528
			Goldman Sachs Group, Inc.,
AA-	300		5.15%, 1/15/14	292,182
AA-	750		6.125%, 2/15/33	726,345
AA-	190		6.60%, 1/15/12	208,451
AA-	135		7.35%, 10/01/09	153,864
AA+	1,175	[3]	HBOS PLC, 3.125%, 1/12/07 (United Kingdom)	1,177,013
			Household Finance Corp.,
A1	1,760		6.375%, 8/01/10 - 11/27/12	1,904,315
A1	2,325		6.75%, 5/15/11	2,579,657
A+	2,205		HSBC Bank USA Inc., 4.625%, 4/01/14	2,084,334
			JP Morgan Chase & Co.,
A+	540		3.625%, 5/01/08	535,847
A+	1,600		5.25%, 5/30/07	1,684,896
A+	600		5.35%, 3/01/07	635,226
A	325		6.625%, 3/15/12	358,755
A	1,155		6.75%, 2/01/11	1,284,718
A+	165		Lehman Brothers Holdings, Inc., 6.25%, 5/15/06	176,456
			Morgan Stanley,
AA-	1,635		3.875%, 1/15/09	1,611,489
AA-	3,395		5.30%, 3/01/13	3,392,118
AA-	375		5.80%, 4/01/07	400,249
AA-	160		6.75%, 4/15/11	177,590
A3	20,300	[3]	Morgan Stanley Tracers, 5.838%, 3/01/07	21,531,195
BBB+	790		Peco Energy Cap. Trust IV, Trust Preferred Secs., 5.75%, 6/15/33	696,922
AA	1,500		Protective Life Secured Trust, 3.70%, 11/24/08	1,481,523
A+	1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	1,092,300
AA	400	[3]	Rabobank Capital Fund II, 5.26%, 12/29/49	412,760
			SLM Corp.,
A+	1,350		5.00%, 10/01/13	1,316,412
A+	2,055		5.375%, 1/15/13 - 5/15/14	2,048,836
A+	90		5.625%, 4/10/07	95,736
Aa3	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	380,625
Aa2	2,025		US Bank National Assoc., 2.87%, 2/01/07	1,999,303
Aa3	1,285		Wachovia Corp., 3.625%, 2/17/09	1,260,585
Aa1	200		Wells Fargo Bank NA, 7.80%, 6/15/10	211,639
AA	460	[3]	Western & Southern Financial Group Inc., 5.75%, 7/15/33	424,382
B2	1,500	[3]	WMC Finance Co., 11.75%, 12/15/08	1,845,000

				74,180,129

			Forest Products—1.1%
B	3,425		Caraustar Industries, Inc., 9.875%, 4/01/11	3,493,500
BBB	1,060		Weyerhaeuser Co., 6.95%, 10/01/27	1,092,977

				4,586,477

			Health Care—1.5%
AA-	1,545		Bristol Myers Squibb Co., 5.75%, 10/01/11	1,628,677
NR	2,000		HealthSouth Corp., 7.625%, 6/01/12	2,010,000
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,270,000

				5,908,677

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Hotels & Casinos—0.5%
B+	$1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	$1,015,000
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,110,000

				2,125,000

			Industrial Equipment—0.6%
B	2,000		Terex Corp., 9.25%, 7/15/11	2,230,000

			Leisure—0.8%
BB+	3,000		Royal Caribbean Cruises Ltd., 8.125%, 7/28/04 (Liberia)	3,030,000

			Media—6.6%
B1	4,000		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	4,460,000
			AOL Time Warner, Inc.,
BBB+	80		6.125%, 4/15/06	84,814
BBB+	625		7.625%, 4/15/31	682,156
CCC-	4,000		Charter Communications Holdings LLC, 10.75%, 10/01/09	3,550,000
BBB	1,050		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,155,929
BBB	3,550		Comcast Corp., 5.50%, 3/15/11	3,639,531
Baa1	355	[3]	COX Enterprises, Inc., 4.375%, 5/01/08	356,033
BB-	4,000		EchoStar DBS Corp., 10.375%, 10/01/07	4,320,000
BBB-	825		News America Holdings, 7.70%, 10/30/25	935,014
BBB-	985		News America Inc., 7.625%, 11/30/28	1,123,393
BBB	730		TCI Communications Inc., 7.875%, 2/15/26	829,441
BBB	10		Tele-Communications-TCI Group, 7.875%, 8/01/13	11,584
			Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	88,921
BBB+	4,380		7.57%, 2/01/24	4,690,936

				25,927,752

			Pharmaceuticals—0.7%
B-	1,000	[3]	Curative Hlth. Svcs. Inc., 10.75%, 5/01/11	1,003,750
AA	835		GlaxoSmithKline Cap. Inc., 4.375%, 4/15/14	790,745
A	875		Wyeth, 6.50%, 2/01/34	874,274

				2,668,769

			Real Estate—1.3%
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	379,505
BBB+	775		8.25%, 7/15/08	894,296
BBB+	1,220		EOP Operating LP, 4.75%, 3/15/14	1,141,383
			ERP Operating LP,
A-	1,950		5.20%, 4/01/13	1,933,581
A-	825		6.95%, 3/02/11	919,545

				5,268,310

			Telecommunication—5.5%
A	1,015		British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom)	1,271,672
			Deutsche Telekom Intl. Finance BV (Netherlands)
BBB+	1,060		8.50%, 6/15/10	1,252,390
BBB+	2,120		8.75%, 6/15/30	2,620,256
AA-	1,750		New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,027,323
			Nextel Communications, Inc.,
BB	2,000		9.375%, 11/15/09	2,162,500
BB	3,000		9.50%, 2/01/11	3,412,500
B3	1,750	[3]	Qwest Communications Intl., 7.50%, 2/15/14	1,610,000
A+	1,500		SBC Communications, Inc., 5.875%, 8/15/12	1,562,235
AA	230		Verizon New Jersey, Inc., 7.85%, 11/15/29	267,329
AA	750		Verizon New Jersey, Inc., Ser. A, 5.875%, 1/17/12	784,178
			Vodafone Group PLC (United Kingdom)
A	450		5.00%, 12/16/13	441,230
A	350		6.25%, 11/30/32	347,011
A	3,439		7.75%, 2/15/10	3,986,695

				21,745,319

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Transportation—1.6%
Aa3	$1,470	Burlington Northern Santa Fe Railway, Ser. 1, 8.251%, 1/15/21	$1,799,722
BBB+	1,410 [2]	Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	1,535,589
BBB	1,450	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,569,031
B	1,635	Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,618,650

			6,522,992

		Total Corporate Bonds	241,384,024

		Taxable Municipal Bonds—0.3%
A3	650	California Dept. of Wtr. Res. Pwr. Sply., 3.975%, 5/01/05	662,058
AA	350	Ohana Military Cmntys. LLC, 6.193%, 4/01/49	350,669

		Total Taxable Municipal Bonds	1,012,727

		Foreign Government Bonds—6.6%
AAA	3,925	Germany Federal Republic, 4.25%, 1/04/14	4,734,365
Aaa	1,075	Kingdom of Spain, 5.15%, 7/30/09	1,390,163
		Kingdom of Sweden,
AAA	21,325	5.00%, 1/28/09	2,926,605
AAA	17,515	8.00%, 8/15/07	2,614,324
		Quebec Province Canada,
AA-	250	7.00%, 1/30/07	275,278
AA-	550	7.38%, 4/09/26	646,773
AAA	3,850	United Kingdom Treasury Bond, 5.00%, 3/07/08	6,871,143
		United Mexican States,
Baa2	350	4.625%, 10/08/08	348,250
Baa2	4,000	6.625%, 3/03/15	4,040,000
Baa2	2,255	8.00%, 9/24/22	2,385,790

		Total Foreign Government Bonds	26,232,691

		Total Long-Term Investments (cost $607,301,070)	611,547,467

		SHORT-TERM INVESTMENTS—9.0%
		U.S. Government and Agency Securities—9.0%
		Federal Home Loan Bank,
	15,100	zero coupon, 5/03/04	15,099,286
	15,925	zero coupon, 5/19/04	15,917,436
	4,233	Federal Home Loan Mortgage Corp., zero coupon, 5/06/04	4,233,081
	462	U.S. Treasury Bonds, zero coupon, 5/04/04	462,063

		Total Short-Term Investments (cost $35,711,866)	35,711,866

		Total investments before outstanding options written (cost $643,012,936)	647,259,333

	Notional
	Amount
	(000)

		Outstanding Options Written—(0.3%)
	3,200	Federal National Mortgage Assoc., zero coupon, 5/06/04	0
	52,700	Interest Rate Swap, 3.60% over 3-month LIBOR, expires 11/01/04	(160,053)
	39,000	Interest Rate Swap, 5.75% over 3-month LIBOR, expires 9/23/05	(643,890)
	11,100	Interest Rate Swap, 6.00% over 3-month LIBOR, expires 10/25/04	(229,104)
	52	U.S. Treasury Bond Futures, expires 5/22/04	(95,875)
	6	U.S. Treasury Bond Futures, expires 8/27/04	(24,562)

		Total Outstanding Options Written (premium received $1,904,227)	(1,153,484)

		Total investments, net of outstanding options written—163.5%	646,105,849
		Liabilities in excess of other assets—(63.5)%	(251,005,182)

		Net Assets—100%	$395,100,667

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 9.1% of its net assets, with a current market value of $35,824,366, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock High Yield Trust (BHY)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—119.1%
			Corporate Bonds—115.3%
			Aero & Defense—2.2%
B-	$1,000		BE Aerospace, Inc., 9.50%, 11/01/08	$1,005,000
NR	1,500	[2,3]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	105,000

				1,110,000

			Automotive—3.2%
B2	500		Collins & Aikman Products Co., 10.75%, 12/31/11	517,500
B3	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,057,500

				1,575,000

			Building & Development—2.1%
BBB-	1,000		D.R. Horton, Inc., 10.50%, 4/01/05	1,060,000

			Chemical—9.0%
CCC	250		Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom)	198,750
Ba2	1,000		Hercules, Inc., 11.125%, 11/15/07	1,200,000
B	1,000		Huntsman LLC, 11.625%, 10/15/10	1,100,000
B-	1,000		Lyondell Chemical Co., 10.875%, 5/01/09	1,042,500
D	1,000	[3]	Solutia, Inc., 11.25%, 7/15/09	950,000

				4,491,250

			Conglomerates—1.9%
NR	1,200	[2,3,4]	Nebco Evans Holding Co., 12.375%, 7/15/07	0
B-	1,000		Penhall Intl., Inc., 12.00%, 8/01/06	950,000

				950,000

			Consumer Products—12.6%
BB+	1,000		American Greetings Corp., 11.75%, 7/15/08	1,175,000
B-	250	[5]	Amscan Holdings, Inc., 8.75%, 5/01/14	253,750
B3	438		National Vision, Inc., 12.00%, 3/30/09	251,543
B-	500	[5]	Pantry, Inc., The, 7.75%, 2/15/14	502,500
			Revlon Consumer Products Corp.,
CCC	2,000		8.625%, 2/01/08	1,870,000
B2	1,000		12.00%, 12/01/05	1,130,000
B-	1,000		St. John Knits Intl., Inc., 12.50%, 7/01/09	1,080,000

				6,262,793

			Containers & Glass—5.5%
B	500		Crown Cork & Seal, Inc., 8.00%, 4/15/23	467,500
CCC+	1,000		Radnor Holdings Corp., 11.00%, 3/15/10	870,000
CCC+	1,500		U.S. Can Co., Ser. B, 12.375%, 10/01/10	1,380,000

				2,717,500

			Ecological Services & Equipment—2.2%
B+	1,000		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,070,000

			Electronics—6.7%
CCC	2,500		Knowles Electronics Holdings, Inc., 13.125%, 10/15/09	2,637,500
B	536		On Semiconductor Corp., 12.00%, 3/15/10	661,960

				3,299,460

			Energy—10.9%
B-	1,000		AES Corp., 8.375%, 8/15/07	1,007,500
			Calpine Corp.,
BB-	230	[5]	8.75%, 7/15/13	203,550
B-	1,000		10.50%, 5/15/06	905,000
B-	750		El Paso Production Holding Co., 7.75%, 6/01/13	712,500
B	250	[5]	Exco Resources, Inc., 7.25%, 1/15/11	252,500
CCC	1,000		Mission Energy Holding Co., 13.50%, 7/15/08	1,090,000
B2	1,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,230,000

				5,401,050

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Farming & Agriculture—0.5%
B2	$250	[5]	Gold Kist, Inc., 10.25%, 3/15/14	$262,500

			Finance & Banking—15.3%
CCC	500	[5]	Alamosa Delaware, Inc., 8.50%, 1/31/12	483,750
NR	500	[2,3,5]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
Ba2	1,000	[5]	Capital Guardian High Yield, CBO, Ltd., Ser. 1A, 11.45%, 5/24/13 (Cayman Island)	907,800
BB	1,200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,326,000
BB	960		Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 (Canada)	988,800
Ba3	2,500	[5]	First Dominion Funding II, Ser. 1A, 11.614%, 4/25/14 (Cayman Island)	1,941,500
CCC+	1,000		Madison River Capital Corp., 13.25%, 3/01/10	1,087,500
B2	500	[5]	WMC Finance Co., 11.75%, 12/15/08	615,000
C	2,314	[5]	Zais Investment Grade Ltd., Class C, Pay-in-kind, 9.95%, 9/23/14 (Cayman Island)	231,360

				7,606,710

			Forest Products—1.0%
BB-	500		Tembec Inds Inc., 8.625%, 6/30/09 (Canada)	507,500

			Health Care—2.3%
B-	1,000		MedQuest Inc., Ser. B, 11.875%, 8/15/12	1,130,000

			Home Furnishing—3.6%
CCC	1,760		O’Sullivan Industries, Inc., 13.375%, 10/15/09	897,600
CCC+	1,000		Salton, Inc., 12.25%, 4/15/08	895,000

				1,792,600

			Industrial Equipment—6.5%
CCC	375		Blount, Inc., 13.00%, 8/01/09	401,250
B-	1,000		Concentra Operating Corp., Ser. B, 13.00%, 8/15/09	1,097,500
B	250	[5]	Mail Well I Corp., 7.875%, 12/01/13	235,625
B2	500		MSX Intl., 11.00%, 10/15/07	485,000
B-	500		Von Hoffmann Corp., 10.375%, 5/15/07	501,250
B-	500		Williams Scotsman, Inc., 9.875%, 6/01/07	497,500

				3,218,125

			Marketing—1.1%
B-	500	[5]	Affinity Group, Inc., 9.00%, 2/15/12	532,500

			Media—14.5%
B1	2,000		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,230,000
			Charter Communications Holdings LLC,
CCC-	1,000		10.75%, 10/01/09	887,500
CCC-	1,000		11.125%, 1/15/11	887,500
B3	500	[5]	Granite Broadcasting Corp., 9.75%, 12/01/10	485,000
CCC+	1,000		WRC Media Inc., 12.75%, 11/15/09	1,000,000
CCC+	980		XM Satellite Radio Inc., 14.00%, 3/15/10	1,087,800
CC	689		Ziff Davis Media, Inc., Ser. B, Pay-in-Kind, 12.00%, 8/12/09	644,430

				7,222,230

			Non-Ferrous Metals & Minerals—0.5%
NR	376	[2,3,4]	Republic Engineered Products LLC, 10.00%, 8/16/09	263,530
NR	2,000	[2,3]	Republic Technologies International LLC, 13.75%, 7/15/09	0

				263,530

			Pharmaceuticals—1.0%
B-	500	[5]	Curative Hlth. Svcs. Inc., 10.75%, 5/01/11	501,875

			Telecommunication—7.4%
B-	500		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	482,500
NR	2,000	[2,3]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (United Kingdom)	220,000
B3	250	[5]	IPCS, Inc., 11.50%, 5/01/12	255,000
B3	1,500	[5]	Qwest Communications Intl., 7.50%, 2/15/14	1,380,000
B3	1,000		Time Warner Telecom LLC, 9.75%, 7/15/08	855,000
CCC	500	[2,4]	UbiquiTel Operating Co., 9.875%, 3/01/11	501,250
NR	600	[2,3]	Velocita Corp., 13.75%, 5/15/10	60

				3,693,810

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)			Value

			Transportation—5.3%
BB+	$500		Overseas Shipholding Group, 7.50%, 2/15/24	$493,120
B	1,000		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06(Bermuda)	1,051,250
B+	1,000		TFM SA de CV, 12.50%, 6/15/12(Mexico)	1,080,000

				2,624,370

			Total Corporate Bonds	57,292,803

			Bank Loans—1.0%
			BCP Luxemburg Holdings,
	375		9.10%, 2/19/05	374,062
	125		10.10%, 2/19/05	124,688

			Total Bank Loans	498,750

	Shares

			Common Stock—2.8%
	8		Mattress Discounters Corp	0
	54	[2]	Neon Communications Inc	134,055
	134		NES Rentals Holdings, Inc	1,273,380

			Total Common Stock	1,407,435

			Preferred Securities—0.0%
	1,098	[3]	Adelphia Business Solutions, Inc., Ser. B, 12.875%	0

	Units

			Warrants—0.0%
	14	[2,5]	Mattress Discounters Corp., Expires 7/15/07	0
	54	[2]	Neon Communications, Inc., Expires 12/02/12	1
	14	[2,5]	PF. Net Communications, Inc., Expires 5/15/10	0
	24	[2,5]	Republic Technologies International LLC, Expires 7/15/09	20

			Total Warrants	21

			Total Long-Term Investments (cost $66,656,401)	59,199,009

	Principal
	Amount
	(000)

			SHORT-TERM INVESTMENT—16.7%
			U.S. Government Agency Security—16.7%
	8,300		Federal Home Loan Bank, zero coupon, 5/03/04 (cost $8,299,608)	8,299,608

			Total investments—135.8% (cost $74,956,009)	67,498,617
			Liabilities in excess of other assets—(35.8)%	(17,776,577)

			Net Assets—100%	$49,722,040

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Illiquid securities representing 2.5% of net assets.
[3] Issuer is technically in default and/or bankruptcy.
[4] Security is fair valued.
[5] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 19.2% of its net assets, with a current market value of $9,570,481, in securities restricted as to resale.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Income Opportunity Trust (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—125.7%
			Mortgage Pass-Throughs—29.3%
			Federal Home Loan Mortgage Corp.,
	$16,626	[2]	6.50%, 1/01/26 - 11/01/32	$17,317,838
	4,000	[2]	6.875%, 9/15/10	4,545,520
			Federal National Mortgage Assoc.,
	18,009		5.50%, TBA	18,508,483
	54,446	[2]	5.50%, 12/01/13 - 2/01/33	54,409,347
	11,776		6.00%, 3/01/27 - 11/01/32	12,057,087
	12,413		6.00%, TBA	12,961,557
	477		7.00%, 2/01/24 - 1/01/29	505,112
	163		Government National Assoc., 8.00%, 4/15/24 - 11/15/25	178,491

			Total Mortgage Pass-Throughs	120,483,435

			Federal Housing Administration—1.5%
			GMAC Projects,
	740		Ser. 37, 7.43%, 5/01/22	776,589
	428		Ser. 44, 7.43%, 8/01/22	448,541
			Merrill Projects,
	198		Ser. 29, 7.43%, 10/01/20	207,748
	432		Ser. 42, 7.43%, 9/01/22	452,686
	1,958		Reilly Project, Series B-11, 7.40%, 4/01/21	2,052,620
	1,985		Westmore Project 8240, 7.25%, 4/01/21	2,071,326

			Total Federal Housing Administration	6,009,510

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.0%
AAA	77	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12	72,948

			Adjustable Rate Mortgage Securities—0.0%
	47		Federal National Mortgage Assoc., Ser. 256, Class F, 2.625%, 11/25/23	41,349

			Inverse Floating Rate Mortgages—0.8%
	1,000		Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	1,095,380
			Federal National Mortgage Assoc.,
	1,808		Ser. 23, Class PS, 9.925%, 4/25/23	1,998,337
	22		Ser. 46, Class S, 22.614%, 5/25/21	6,556
	25		Ser. 49, Class S, 9.178%, 12/25/21	2,761
	128		Ser. 87, Class S, 23.701%, 8/25/21	158,160
	39		Ser. 145, Class S, 32.113%, 10/25/06	46,144

			Total Inverse Floating Rate Mortgages	3,307,338

			Interest Only Asset-Backed Securities—1.0%
	45,000		Sterling Coofs Trust, 4/15/29	4,021,875

			Interest Only Mortgage-Backed Securities—5.4%
			Federal Home Loan Mortgage Corp.,
	21		Ser. 19, Class R, 3/15/20	2,725
	0		Ser. 75, Class R, 1/15/21	6
	0		Ser. 75, Class R, 1/15/21	6
	0		Ser. 173, Class R, 11/15/21	31
	0		Ser. 173, Class R, 11/15/21	32
	6		Ser. 176, Class M, 7/15/21	79
	1		Ser. 192, Class U, 2/15/22	8
	36		Ser. 200, Class R, 12/15/22	698
	19		Ser. 1043, Class H, 2/15/21	19,922
	3		Ser. 1054, Class I, 3/15/21	534
	20		Ser. 1056, Class K, 3/15/21	2,599
	25		Ser. 1057, Class J, 3/15/21	5,363
	65		Ser. 1148, Class E, 10/15/21	1,387
	19		Ser. 1178, Class O, 11/15/21	320
	19		Ser. 1221 Class H, 3/15/07	476
	683		Ser. 1223, Class H, 3/15/22	137,625
	467		Ser. 1254, Class Z, 4/15/22	35,126

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$1,695		Ser. 1809, Class SC, 12/15/23	$67,040
	976		Ser. 1831, Class PG, 3/15/11	110,589
	9,518		Ser. 2611, Class QI, 9/15/32	2,171,593
			Federal National Mortgage Assoc.,
	199		Ser. 5, Class H, 1/25/22	28,525
	14		Ser. 7, Class 2, 4/1/17	3,047
	869		Ser. 7, Class PH, 4/25/11	92,433
	43		Ser. 7, Class S, 3/25/21	6,154
	129		Ser. 10, Class S, 5/25/21	16,242
	99		Ser. 12, Class S, 5/25/21	22,421
	9,445		Ser. 16, Class IW, 11/25/12	706,221
	63		Ser. 17, Class S, 6/25/21	8,504
	1		Ser. 20, Class H, 3/25/06	58
	88		Ser. 33, Class PV, 10/25/21	19,646
	9		Ser. 38, Class N, 4/25/21	1,055
	923		Ser. 50, Class SI, 4/25/23	22,209
	4		Ser. 54, Class H, 5/25/05	190
	16,224		Ser. 64, Class QI, 1/25/33	3,646,603
	4,856		Ser. 70, Class IN, 5/25/15	381,747
	10		Ser. 84, Class H, 8/25/06	793
	27		Ser. 89, Class 2, 10/1/18	5,586
	25,750		Ser. 92, Class IC, 4/25/13	3,172,143
	7		Ser. 94, Class 2, 8/1/21	1,461
	34		Ser. 99, Class L, 8/25/21	4,777
	6		Ser. 123, Class M, 10/25/20	856
	44		Ser. 136, Class S, 11/25/20	48,726
	54		Ser. 139, Class PT, 10/25/21	5,538
	30		Ser. 141, Class SA, 8/25/07	7,006
	998		Ser. G46, Class H, 12/25/09	185,416
	10,532	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 6/19/27	210,633
	349		Government National Assoc., Ser. 3, Class E, 6/16/25	63,771
	6,193	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/28/27	44,557
	2,986	[3]	Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 7/15/29	96,142
			Residential Asset Securitization Trust,
	8,183		Ser. A3, Class X, 5/25/29	66,208
	2,697		Ser. A5, Class A2, 9/25/30	55,622
	9,563	[2]	Residential Funding Securities Corp., Ser. RM2, Class AI5, 5/25/33	10,536,916
	9,350		Salomon Brothers Mortgage Securities VII Inc., Ser. 1, Class IO, 3/25/22	67,599
	21,304		Vendee Mortgage Trust, Ser. 1, Class IO, 2/15/27	169,364

			Total Interest Only Mortgage-Backed Securities	22,254,328

			Principal Only Mortgage-Backed Securities—0.5%
	290	[2]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 2/15/24	268,748
			Federal National Mortgage Assoc.,
	72		Ser. 51, Class E, 2/25/23	49,660
	33		Ser. 70, Class A, 5/25/23	28,784
	34		Ser. 167, Class D, 10/25/17	31,882
	57		Ser. 203, Class 1, 2/1/23	49,045
	44		Ser. 228, Class 1, 6/1/23	38,081
	162		Ser. 279, Class 1, 7/1/26	139,881
	6,055		Resolution Funding Corp., Ser. B, 4/15/30	1,321,443

			Total Principal Only Mortgage-Backed Securities	1,927,524

			U.S. Government and Agency Securities—20.2%
	18,289		Overseas Private Investment Corp., zero coupon—7.35%, 5/29/12	18,863,466
	1,956		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	2,109,901
	11,500	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	11,647,315

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—(cont’d)
			U.S. Treasury Notes,
	$9,300	[2]	2.00%, 5/15/06	$9,237,513
	20,600	[2]	4.00%, 11/15/12	19,819,796
	21,185	[2]	4.25%, 8/15/13	20,794,135
	700		4.875%, 2/15/12	727,726

			Total U.S. Government and Agency Securities	83,199,852

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	4		Ser. 40, Class R, 58.05%, 4/01/18	385
	64		Ser. 42, Class R, 6.00%, 10/01/14	932
			Morgan Stanley Mortgage Trust,
	70		Ser. 38, Class 2, 16.109%, 11/20/21	11,770
	75		Ser. 39, Class 2, 16.906%, 12/20/21	12,752

			Total Collateralized Mortgage Obligation Residuals	25,839

			Corporate Bonds—66.2%
			Aero & Defense—2.2%
B-	1,235		BE Aerospace, Inc., 9.50%, 11/01/08	1,241,175
BB-	1,500		L-3 Communications Corp., 7.625%, 6/15/12	1,616,250
BBB+	1,250		Lockheed Martin Corp., 8.50%, 12/01/29	1,581,063
BBB	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,130,030
BB+	2,000		Raytheon, 7.00%, 5/15/06	2,117,160
BBB-	1,200		Raytheon Co., 6.15%, 11/01/08	1,295,832

				8,981,510

			Automotive—1.6%
Ba2	1,500		Autonation, Inc., 9.00%, 8/01/08	1,702,500
BB+	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,380,000
B+	2,340		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,445,300

				6,527,800

			Basic Material—0.8%
A2	2,000		Alcoa, Inc., 7.375%, 8/01/10	2,300,960
B	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,030,000

				3,330,960

			Building & Development—0.6%
BBB-	2,500		D.R. Horton, Inc., 10.50%, 4/01/05	2,650,000

			Chemical—2.0%
CCC	500		Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom)	397,500
			Dow Chemical Co.,
A-	750		5.75%, 12/15/08	797,760
A-	1,400		6.00%, 10/01/12	1,476,454
B+	3,000		Lyondell Chemical Co., 11.125%, 7/15/12	3,337,500
B	1,750		Noveon, Inc., Ser. B, 11.00%, 2/28/11	2,056,250

				8,065,464

			Conglomerates—1.2%
AAA	3,650		General Electric Co., 5.00%, 2/01/13	3,634,597
A+	1,300		Honeywell, Inc., 6.125%, 11/01/11	1,400,581

				5,035,178

			Consumer Products—7.9%
B	1,875		American Seafoods Group LLC, 10.125%, 4/15/10	2,250,000
A	2,000		Avery Dennison Corp., 4.875%, 1/15/13	1,975,580
B3	2,000		Buffets Inc., 11.25%, 7/15/10	2,195,000
			General Mills, Inc.,
BBB+	550	[2]	5.125%, 2/15/07	575,009
BBB+	1,700		6.00%, 2/15/12	1,791,579
			Kellogg Co.,
BBB+	700	[2]	Ser. B, 6.00%, 4/01/06	742,308
BBB+	2,000		Ser. B, 6.60%, 4/01/11	2,220,620
A3	2,000		Kraft Foods, Inc., 5.625%, 11/01/11	2,071,060

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(cont’d)
BBB	$1,000		Kroger Co., 5.50%, 2/01/13	$1,010,330
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,393,540
B	2,000		Roundys, Inc., Ser. B, 8.875%, 6/15/12	2,170,000
BBB	2,495		Safeway, Inc., 6.50%, 3/01/11	2,685,715
A+	2,000		Unilever Capital Corp., 7.125%, 11/01/10	2,298,240
AA	3,000		Wal-Mart Stores, Inc., 6.875%, 8/10/09	3,375,030
BBB-	3,000		Yum! Brands, Inc., 8.875%, 4/15/11	3,657,120

				32,411,131

			Containers & Glass—1.9%
B+	1,500		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,680,000
BB-	2,250		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	2,435,625
B+	2,275		Plastipak Holdings, Inc., 10.75%, 9/01/11	2,457,000
B	1,240		Stone Container Corp., 9.25%, 2/01/08	1,364,000

				7,936,625

			Ecological Services & Equipment—1.4%
B+	3,000		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	3,210,000
B	2,250		Casella Waste Systems Inc., 9.75%, 2/01/13	2,497,500

				5,707,500

			Electronics—0.4%
B-	1,750		Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09	1,890,000

			Energy—7.1%
BBB+	600	[2]	Anadarko Petroleum Corp., 5.375%, 3/01/07	632,370
BB	2,500		Chesapeake Energy Corp., 9.00%, 8/15/12	2,856,250
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11	3,304,020
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,067,120
B	2,500		Dresser, Inc., 9.375%, 4/15/11	2,700,000
BBB	1,500	[2]	DTE Energy Co., 7.05%, 6/01/11	1,652,220
B-	2,000	[3]	Dynegy Holdings Inc., 10.125%, 7/15/13	2,200,000
B1	1,000		El Paso Natural Gas Co., 7.625%, 8/01/10	1,025,000
B-	1,500		El Paso Production Holding Co., 7.75%, 6/01/13	1,425,000
BBB+	640		Exelon Corp., 6.75%, 5/01/11	705,407
			FirstEnergy Corp.,
BBB-	480		Ser. B, 6.45%, 11/15/11	504,797
BBB-	1,500		Ser. C, 7.375%, 11/15/31	1,575,408
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,356,663
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,076,390
BBB+	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	2,001,510
			Progress Energy, Inc.,
Baa2	1,800	[2]	6.75%, 3/01/06	1,922,778
Baa2	2,000		7.10%, 3/01/11	2,221,860

				29,226,793

			Finance & Banking—15.1%
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,847,684
Aa3	1,400	[2]	Bank One Corp., 6.50%, 2/01/06	1,498,000
Aa3	2,000	[3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,099,764
A1	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	536,575
AA	6,000		Citigroup, Inc., 5.625%, 8/27/12	6,256,500
			Credit Suisse First Boston USA, Inc.,
AA-	700	[2]	6.125%, 11/15/11	748,020
AA-	1,000		7.125%, 7/15/32	1,114,540
BBB+	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,105,000
AAA	4,000	[2]	Federal National Mortgage Assoc., 4.375%, 9/15/12	3,878,640
A3	3,000	[2]	Ford Motor Credit Co., 6.875%, 2/01/06	3,179,730
AAA	3,000		General Electric Capital Corp., Ser. A, 6.75%, 3/15/32	3,223,770
			General Motors Acceptance Corp.,
A3	700		6.75%, 1/15/06	741,489
A3	4,000		6.875%, 8/28/12	4,157,280
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,097,110
A1	3,650		Household Finance Corp., 6.375%, 10/15/11 - 11/27/12	3,940,109

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Finance & Banking—(cont’d)
		JP Morgan Chase & Co.,
A+	$2,100	5.25%, 5/30/07	$2,211,426
A	1,000	6.75%, 2/01/11	1,112,310
AAA	3,000	KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,166,950
Ba2	1,000	Labranche & Co., Inc., 12.00%, 3/02/07	1,175,000
		Lehman Brothers Holdings, Inc.,
A+	850	6.25%, 5/15/06	909,016
A+	1,500	6.625%, 1/18/12	1,659,240
BB-	2,500	10.375%, 6/01/09	2,612,500
A	2,000	MetLife, Inc., 5.375%, 12/15/12	2,043,540
		Morgan Stanley,
AA-	600	5.80%, 4/01/07	640,398
AA-	1,600	6.75%, 4/15/11	1,775,904
AA	2,000	Northern Trust Co., 6.30%, 3/07/11	2,185,240
AA	2,000	UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,417,842
Aa1	2,000	Wells Fargo Bank, 7.55%, 6/21/10	2,319,980
B2	1,000 [3]	WMC Finance Co., 11.75%, 12/15/08	1,230,000

			61,883,557

		Forest Products—1.8%
B	2,000	Caraustar Industries, Inc., 9.875%, 4/01/11	2,040,000
BB-	2,500	Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	2,537,500
		Weyerhaeuser Co.,
BBB	1,550	5.95%, 11/01/08	1,652,068
BBB	1,000	6.75%, 3/15/12	1,096,250

			7,325,818

		Health Care—1.4%
AA-	1,000	Bristol Myers Squibb Co., 5.75%, 10/01/11	1,054,160
NR	3,000	HealthSouth Corp., 7.00%, 6/15/08	2,970,000
BB+	1,500	Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,646,250

			5,670,410

		Hotels & Casinos—3.6%
B+	2,000	Boyd Gaming Corp., 8.75%, 4/15/12	2,207,500
B	2,000	Extended Stay America, Inc., 9.875%, 6/15/11	2,380,000
B	1,700	Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,874,250
B	1,500	Herbst Gaming, Inc., Ser. B, 10.75%, 9/01/08	1,691,250
Ba2	1,000	MGM Mirage, 9.75%, 6/01/07	1,130,000
Ba2	2,000	Park Place Entertainment Corp., 8.875%, 9/15/08	2,230,000
BB+	3,000	Starwood Hotels & Resorts World, 7.875%, 5/01/12	3,318,750

			14,831,750

		Industrial Equipment—0.9%
B-	1,200	Concentra Operating Corp., Ser. B, 13.00%, 8/15/09	1,317,000
B	2,010	Manitowoc, Inc., 10.50%, 8/01/12	2,291,400

			3,608,400

		Media—4.7%
B1	2,000	Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,230,000
		AOL Time Warner, Inc.,
BBB+	2,000	7.70%, 5/01/32	2,203,940
BBB+	3,000	9.125%, 1/15/13	3,684,930
Ca	3,000	Charter Communications Holdings LLC, 10.75%, 10/01/09	2,662,500
BBB	1,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,094,210
BB-	3,000	EchoStar DBS Corp., 10.375%, 10/01/07	3,240,000
B	1,000	Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,150,000
CCC+	3,000	WRC Media, Inc., 12.75%, 11/15/09	3,000,000

			19,265,580

		Other—4.6%
A3	17,040 [3]	Targeted Return Index Securities Trust, Inc., Ser. 10-2002, 6.962%, 1/15/12	18,921,216

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Real Estate—0.7%
BBB+	$1,000	AvalonBay Communities, Inc., 6.625%, 9/15/11	$1,084,300
BBB+	800	EOP Operating LP, 7.00%, 7/15/11	887,496
Ba3	802	HMH Properties, Inc., Ser. B, 7.875%, 8/01/08	832,075

			2,803,871

		Technology—0.5%
BB+	2,000	Seagate Technology Holdings, 8.00%, 5/15/09	2,160,000

		Telecommunication—3.8%
BBB	2,460	AT&T Broadband Corp., 8.375%, 3/15/13	2,931,631
BBB+	2,000	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	2,363,000
Ba3	3,000	PanAmSat Corp., 8.50%, 2/01/12	3,390,000
		SBC Communications, Inc.,
A+	450	5.875%, 8/15/12	468,671
A+	1,000	6.25%, 3/15/11	1,073,020
A+	1,000	Verizon Global Funding Corp., 7.75%, 6/15/32	1,141,190
AA	3,000	Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	3,105,960
A	1,000	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,159,260

			15,632,732

		Transportation—2.0%
BBB+	1,000	Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	1,052,810
BBB+	1,000	Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,089,550
BBB	1,475	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,596,083
B	2,000	Railamerica Transportation Corp., 12.875%, 8/15/10	2,320,000
BBB+	2,000	Union Pacific Corp., 6.125%, 1/15/12	2,135,600

			8,194,043

		Total Corporate Bonds	272,060,338

		Foreign Government Bonds—0.8%
Baa2	3,000	United Mexican States, 8.00%, 9/24/22	3,174,000

		Total Long-Term Investments (cost $501,821,204)	516,578,336

		SHORT-TERM INVESTMENT—7.9%
		U.S. Government and Agency Security—7.9%
	32,629	U.S. Treasury Notes, zero coupon, 5/03/04 (cost $32,628,750)	32,628,750

		Total investments before investment sold short and outstanding options written (cost $534,449,954)	549,207,086

		INVESTMENT SOLD SHORT—(7.8%)
	(33,000)	U.S. Treasury Notes, 2.625%, 5/15/08 (proceeds $32,271,393)	(32,141,472)

		Outstanding Options Written—(0.5%)
	56,300	Interest Rate Swap, 3.60% over 3-month LIBOR, expires 11/01/04	(170,986)
	55,000	Interest Rate Swap, 5.75% over 3-month LIBOR, expires 9/23/05	(908,050)
	11,900	Interest Rate Swap, 6.00% over 3-month LIBOR, expires 10/25/04	(245,616)
	55	U.S. Treasury Bond Futures, expires 5/22/04	(101,406)
	156	U.S.Treasury Bond Futures, expires 8/27/04	(638,625)

		Total Outstanding Options Written (premium received $2,658,335)	(2,064,683)

		Total investments, net of investments sold short and outstanding options written—125.3%	515,000,931
		Liabilities in excess of other assets—(25.3)%	(104,119,186)

		Net Assets—100%	$410,881,745

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 5.8% of its net assets, with a current market value of $23,645,260, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Income Trust Inc. (BKT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—147.3%
			Mortgage Pass-Throughs—33.7%
			Federal Home Loan Mortgage Corp.,
	$19,204		5.50%, 10/01/16 - 5/01/17	$19,719,488
	96		6.50%, 5/01/29 - 5/01/30	99,707
	24		7.50%, 2/01/23	25,985
	165		8.00%, 11/01/15	173,469
	120		8.50%, 10/01/06 - 3/01/08	127,199
	331		9.00%, 9/01/20	369,814
			Federal National Mortgage Assoc.,
	18,650		5.00%, 6/01/33	18,082,629
	50,279	[2]	5.50%, 12/01/13 - 9/01/17	51,603,677
	15,125	[2]	6.00%, 11/01/31 - 10/01/32	15,470,884
	8,334		6.50%, 2/01/26 - 5/01/31	8,677,108
	13,201		7.00%, 6/01/26 - 2/01/32	13,952,934
	5,249		7.50%, 11/01/14 - 9/01/23	5,765,638
	714		8.00%, 5/01/08 - 5/01/22	758,371
	13		9.50%, 1/01/19 - 9/01/19	14,171
	8,000		5.00%, 5/13/04, TBA	7,750,000
	5,000		5.50%, 5/13/04, TBA	4,987,500
			Government National Mortgage Assoc.,
	154		7.00%, 10/15/17	164,480
	1,065		7.50%, 8/15/21 - 12/15/23	1,151,583
	724		8.00%, 10/15/22 - 2/15/29	792,118
	62		9.00%, 6/15/18 - 9/15/21	70,334

			Total Mortgage Pass-Throughs	149,757,089

			Federal Housing Administration—3.3%
			GMAC Projects,
	745		Ser. 46, 7.43%, 1/01/22	781,030
	657		Ser. 51, 7.43%, 2/01/23	689,013
	1,728		Ser. 56, 7.43%, 11/01/22	1,812,447
	55		Merrill Project, Ser. 54, 7.43%, 5/15/23	57,722
	891		Reilly Project, Ser. 41, 8.28%, 3/01/20	908,964
			USGI Projects,
	243		Ser. 87, 7.43%, 12/01/22	254,638
	1,207		Ser. 99, 7.43%, 10/01/23	1,265,413
	2,418		Ser. 6302, 7.43%, 12/01/21	2,481,687
	6,152		Yorkville, Ser. 6094, 7.43%, 6/01/21	6,454,066

			Total Federal Housing Administration	14,704,980

			Agency Multiple Class Mortgage Pass-Throughs—10.4%
			Federal Home Loan Mortgage Corp.,
	480		Ser. 19, Class F, 8.50%, 3/15/20	479,839
	7,729		Ser. T-11, Class A-9, 2.705%, 1/25/28	6,924,609
			Federal National Mortgage Assoc.,
	571		Ser. 43, Class E, 7.50%, 4/25/22	598,079
	6,317		Ser. 72, Class ZG, 8/25/18	6,317,398
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,735,398
	12,947		Ser. 2758, Class KV, 5/15/23	12,903,027
			Government National Mortgage Assoc.,
	2,785		Ser. 5, Class Z, 7.00%, 5/16/26	2,962,596
	2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,555,086
	4,334		Ser. 58, Class IT, 5.50%, 7/20/33	736,205

			Total Agency Multiple Class Mortgage Pass-Throughs	46,212,237

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.0%
AAA	218	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12	218,843

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Adjustable Rate Mortgage Securities—0.1%
		Federal National Mortgage Assoc.,
	$251	Ser. 38, Class F, 8.325%, 4/25/21	$279,291
	106	Ser. 256, Class F, 2.625%, 11/25/23	93,032

		Total Adjustable Rate Mortgage Securities	372,323

		Inverse Floating Rate Mortgages—3.5%
		Federal Home Loan Mortgage Corp.,
	82	Ser. 1160, Class F, 35.381%, 10/15/21	95,030
	953 [2]	Ser. 1616, Class SB, 8.50%, 11/15/08	984,897
	3,148	Ser. 1688, Class S, 10.971%, 12/15/13	3,346,609
		Federal National Mortgage Assoc.,
	255	Ser. 38, Class SA, 10.186%, 4/25/21	271,174
	46	Ser. 46, Class S, 22.614%, 5/25/21	14,077
	53	Ser. 49, Class S, 9.178%, 12/25/21	5,928
	1,685	Ser. 72, Class S, 8.75%, 5/25/08	1,739,870
	281	Ser. 87, Class S, 23.701%, 8/25/21	345,581
	726	Ser. 93, Class S, 8.50%, 5/25/08	746,289
	80	Ser. 145, Class S, 32.113%, 10/25/06	93,916
	488	Ser. 170, Class SC, 9.00%, 9/25/08	504,172
	2,759	Ser. 196, Class SC, 9.413%, 10/25/08	2,893,401
	214	Ser. 214, Class S, 14.336%, 12/25/08	213,725
	927	Ser. 214, Class SH, 15.461%, 12/25/08	1,008,642
	2,411	Ser. 247, Class SN, 10.00%, 12/25/23	2,471,079
Aaa	670	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 14.578%, 8/25/23	651,224
AAA	198	Residential Funding Mortgage Securities Inc., Ser. S36, Class A13, 13.898%, 10/25/08	199,514

		Total Inverse Floating Rate Mortgages	15,585,128

		Interest Only Asset-Backed Securities—1.1%
	56,000	Sterling Coofs Trust, 4/15/29	5,005,000

		Interest Only Mortgage-Backed Securities—19.9%
	21,665	ABN Amro Mortgage Corp., Ser. IV, Class A2, 3/25/33	888,247
		American Housing Trust,
	368	Ser. III, Class 4, 3/25/19	4,999
	86	Ser. VII, Class 2, 11/25/20	180,000
	103,177	Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30	1,870,085
	32,692 [3]	CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29	1,536,940
		Federal Home Loan Mortgage Corp.,
	46	Ser. 19, Class R, 3/15/20	5,853
	0	Ser. 75, Class R, 1/15/21	26
	0	Ser. 173, Class R, 11/15/21	127
	13	Ser. 176, Class M, 7/15/21	169
	1	Ser. 192, Class U, 2/15/22	17
	78	Ser. 200, Class R, 12/15/22	1,499
	4,835	Ser. 204, 5/1/29	1,060,619
	41	Ser. 1043, Class H, 2/15/21	42,771
	6	Ser. 1054, Class I, 3/15/21	1,147
	43	Ser. 1056, Class K, 3/15/21	5,579
	53	Ser. 1057, Class J, 3/15/21	11,514
	140	Ser. 1148, Class E, 10/15/21	2,979
	41	Ser. 1178, Class O, 11/15/21	686
	42	Ser. 1221, Class H, 3/15/07	1,021
	3,000	Ser. 1598, Class J, 10/15/08	3,220,410
	94	Ser. 1610, Class PM, 4/15/22	96,045
	1,282	Ser. 1706, Class IA, 10/15/23	95,952
	409	Ser. 1720, Class PK, 1/15/24	45,234
	4,491	Ser. 1809, Class SC, 12/15/23	177,659
	10,583	Ser. 1914, Class PC, 12/15/11	130,383
	1,494	Ser. 1961, Class H, 5/15/12	1,554,372
	14,711	Ser. 2002, Class HJ, 10/15/08	450,034
	144	Ser. 2063, Class PI, 4/15/12	1,171
	703	Ser. 2099, Class JB, 9/15/22	40,444
	7,066	Ser. 2218, Class Z, 3/15/30	8,001,776

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
	$2,320	Ser. 2296, Class SA, 3/15/16	$157,866
	2,225	Ser. 2345, Class PQ, 8/15/16	2,359,479
	2,062	Ser. 2444, Class ST, 9/15/29	191,519
	1,876	Ser. 2513, Class BI, 12/15/15	82,895
	3,102	Ser. 2542, Class MX, 5/15/22	354,870
	3,546	Ser. 2543, Class IM, 9/15/12	164,260
	6,929	Ser. 2545, Class NI, 3/15/22	714,587
	110,062	Ser. 2559, Class IO, 8/15/30	464,325
	10,698	Ser. 2561, Class EW, 9/15/16	1,178,249
	17,371	Ser. 2611, Class QI, 9/15/32	3,963,454
	29,000	Ser. 2633, Class PI, 3/15/12	1,635,890
	11,963	Ser. 2658, Class PI, 6/15/13	1,263,110
	5,662	Ser. 2672, Class TQ, 3/15/23	755,412
	3,633	Ser. 2687, Class IL, 9/15/18	635,835
	26,076	Ser. 2687, Class IQ, 9/15/22	2,763,579
	6,533	Ser. 2693, Class IB, 6/15/13	861,616
	5,264	Ser. 2694, Class LI, 7/15/19	625,074
	22,898	Ser. 2786, Class PI, 10/15/10	1,760,267
	23,268	Ser. G-60, Class HS, 4/25/24	1,139,845
		Federal National Mortgage Assoc.,
	511	Ser. 5, Class H, 1/25/22	73,350
	30	Ser. 7, Class 2, 4/1/17	6,541
	93	Ser. 7, Class S, 3/25/21	13,214
	277	Ser. 10, Class S, 5/25/21	34,872
	10,531	Ser. 11, Class PI, 1/25/19	294,351
	213	Ser. 12, Class S, 5/25/21	48,136
	12,037	Ser. 13, Class IG, 10/25/22	1,396,157
	26,424	Ser. 16, Class PI, 11/25/12	1,800,295
	134	Ser. 17, Class S, 6/25/21	18,259
	2	Ser. 20, Class H, 3/25/06	124
	35,902	Ser. 23, Class ES, 10/25/22	3,141,450
	189	Ser. 33, Class PV, 10/25/21	42,175
	6,279	Ser. 33, Class SG, 3/25/09	460,520
	4,898	Ser. 37, Class SE, 10/25/22	29,646
	43,860	Ser. 38, Class MI, 9/25/20	5,015,882
	19	Ser. 38, Class N, 4/25/21	2,266
	14,112	Ser. 39, Class IA, 10/25/22	1,628,711
	1,846	Ser. 50, Class SI, 4/25/23	44,419
	7,372	Ser. 51, Class IE, 4/25/26	1,344,155
	8	Ser. 54, Class H, 5/25/05	408
	6,044	Ser. 55, Class GI, 7/25/19	1,151,559
	2,399	Ser. 62, Class IC, 7/25/15	135,772
	3,421	Ser. 62, Class IL, 3/25/24	221,708
	24,619	Ser. 64, Class QI, 1/25/33	5,533,262
	9,058	Ser. 66, Class CI, 7/25/33	2,176,759
	7,526	Ser. 68, Class SC, 1/25/24	736,794
	23,582	Ser. 70, Class HI, 7/25/23	4,576,306
	7,139	Ser. 71, Class EI, 8/25/33	1,585,144
	7,989	Ser. 82, Class IR, 9/25/12	495,451
	22	Ser. 84, Class H, 8/25/06	1,703
	31,703	Ser. 88, Class TI, 11/25/13	2,332,040
	58	Ser. 89, Class 2, 6/1/18	11,992
	28,688	Ser. 90, Class M, 1/25/28	4,244,061
	15	Ser. 94, Class 2, 8/1/21	3,137
	74	Ser. 99, Class L, 8/25/21	10,257
	6,639	Ser. 122, Class IA, 9/25/09	358,423
	3,741	Ser. 122, Class IC, 9/25/18	793,129
	12	Ser. 123, Class M, 10/25/20	1,839
	94	Ser. 136, Class S, 11/25/20	104,615
	116	Ser. 139, Class PT, 10/25/21	11,890
	64	Ser. 141, Class SA, 8/25/07	15,042

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$5,568		Ser. 199, Class SB, 10/25/23	$439,669
	5,068		Ser. 302, Class 2, 6/1/29	1,135,580
	3,825		Ser. 339, Class 8, 7/1/33	688,537
	9,395		Ser. 602, Class BI, 10/25/22	1,453,412
	156		Ser. G-50, Class G, 12/25/21	22,455
	134		Ser. G92-12, Class C, 2/25/22	22,759
	1,543		Ser. G92-60, Class SB, 10/25/22	42,160
	1,627		Ser. W4, 12/25/28	288,599
	186		First Boston Mortgage Securities Corp., Ser. C, Class I, 4/25/17	32,167
	32,970		GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27	1,705,639
	20,936	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	418,723
	11,790	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	88,423
	166		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18	34,468
	5,345		Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21	111,035
	9,925	[3]	Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 6/15/17	319,545
	39		Prudential Securities Inc., Ser. 15, Class 1G, 5/20/21	15,816
	3,453		Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33	719,658
	23,726		Small Business Administration, Ser. 1, 4/1/15	177,945
	199,701		Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29	293,560

			Total Interest Only Mortgage-Backed Securities	88,405,854

			Principal Only Mortgage-Backed Securities—12.4%
AAA	162		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	146,198
			Countrywide Home Loans Inc.,
AAA	8,959		Ser. 26, 8/25/33	6,117,969
AAA	1,678		Ser. J4, 6/25/33	1,346,865
AAA	2,291		Ser. J5, 7/25/33	1,564,892
AAA	1,594		Ser. J8, 9/25/23	1,073,148
			Drexel Burnham Lambert, Inc.,
AAA	67		Ser. K, Class 1, 9/23/17	59,149
AAA	685		Ser. V, Class 1, 9/1/18	630,606
			Federal Home Loan Mortgage Corp.,
	415		Ser. 1418, Class M, 11/15/22	381,343
	1,112		Ser. 1571, Class G, 8/15/23	967,842
	5,411		Ser. 1691, Class B, 3/15/24	4,670,727
	649		Ser. 1739, Class B, 2/15/24	602,257
	562		Ser. T-8, Class A-10, 11/15/28	477,617
			Federal National Mortgage Assoc.,
	106		Ser. 7, Class J, 2/25/21	94,338
	2,540		Ser. 13, Class PR, 3/25/32	2,133,207
	154		Ser. 51, Class E, 2/25/23	106,619
	71		Ser. 70, Class A, 5/25/23	61,799
	72		Ser. 167, Class D, 10/25/17	68,449
	123		Ser. 203, Class 1, 2/1/23	105,299
	95		Ser. 228, Class 1, 5/1/23	81,759
	4,052		Ser. 249, Class B, 11/25/23	3,335,397
	683		Ser. 273, Class 1, 7/1/26	580,961
	419		Ser. 279, Class 1, 7/1/26	360,731
	12,084		Ser. 328, Class 1, 11/1/32	9,478,417
	10,130		Ser. 329, Class 1, 12/1/32	7,503,664
	4,038		Ser. 333, Class 1, 3/1/33	2,959,209
	7,242		Ser. 338, Class 1, 6/1/33	5,291,512
	822		Ser. G93-2, Class KB, 1/25/23	740,148
	800		Ser. W4, 2/25/29	587,955
AAA	118		First Union Residential Securitization Trust, Ser. A, Class 1APO, 3/25/15	110,440
AAA	700		MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 3/25/34	381,500
AAA	55		Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24	50,462
NR	13,000	[2]	Resolution Funding Corp., Ser. B, 4/15/30	2,837,120

			Total Principal Only Mortgage-Backed Securities	54,907,599

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—2.8%
AAA	$10,250	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	$11,107,798
Aaa	1,420		Banc of America Alternative Loan Trust, Ser. 11, Class 5A1, 5.50%, 1/25/19	1,427,989

			Total Commercial Mortgage-Backed Securities	12,535,787

			Collateralized Mortgage Obligation Residuals—8.5%
			Collateralized Mortgage Obligation Trust,
	8		Ser. 40, Class R, 4/01/18	827
	138		Ser. 42, Class R, 10/01/14	2,000
	45		FBC Mortgage Securities Trust 16, CMO, Ser. A-1, 7/01/17	283,265
			GSR Mortgage Loan Trust,
	6,766		Ser. 10, Class 2A1, 10/25/33	6,638,921
	6,588		Ser. 13, Class 1A1, 10/25/33	6,527,012
	3,218		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 11/25/18	3,556,435
	154,786		MLCC Mortgage Investors Inc., Ser. A, Class XA, 3/25/28	4,933,794
			Morgan Stanley Mortgage Trust,
	150		Ser. 38, Class 2, 11/20/21	25,270
	162		Ser. 39, Class 2, 12/20/21	27,380
	14,344		Residential Funding Securities Corp., Ser. RM2, Class AI5, 5/25/33	15,805,373

			Total Collateralized Mortgage Obligation Residuals	37,800,277

			U.S. Government and Agency Securities—51.6%
	16,628		Overseas Private Investment Corp., zero coupon—7.35%, 5/29/12	17,148,576
			Small Business Administration,
	1,380		Ser. 20C-1, 7.15%, 3/01/17	1,497,757
	2,097		Ser. 20E-1, 7.60%, 5/01/16	2,288,612
	2,784		Ser. 20F, 7.55%, 6/01/16	3,037,569
	1,698		Ser. 20G, 7.70%, 7/01/16	1,859,194
	2,236		Ser. 20H-1, 7.25%, 8/01/16	2,427,131
	3,703		Ser. 20K-1, 6.95%, 11/01/16	3,994,944
	1,881		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	1,988,046
	64,500		U.S. Treasury Notes, 1.50%, 3/31/06	63,565,200
	129,000	[2]	U.S. Treasury Bonds, zero coupon, 11/15/24	40,519,674
			U.S. Treasury Notes,
	32,330	[2]	3.25%, 8/15/08	32,130,459
	3,000	[2]	3.875%, 2/15/13	2,885,391
	36,750	[2]	4.00%, 2/15/14	35,308,665
	17,950	[2]	4.25%, 11/15/13	17,613,438
	3,250	[2]	4.375%, 8/15/12	3,256,598

			Total U.S. Government and Agency Securities	229,521,254

			Total Long-Term Investments (cost $671,621,710)	655,026,371

			SHORT-TERM INVESTMENTS—23.4%
			U.S. Government and Agency Securities—23.4%
	8,000		Federal Home Loan Bank, zero coupon, 5/03/04	7,999,622
			U.S. Treasury Notes,
	36,429		3.625%, 5/03/04	36,428,750
	24,996		2.625%, 5/03/04	24,995,600
	30,000		1.50%, 5/03/04	30,000,000
	4,522		2.25%, 5/06/04	4,521,563

			Total Short-Term Investments (cost $103,945,535)	103,945,535

			Total investments before investments sold short and outstanding options written (cost $775,567,245)	758,971,906

			INVESTMENTS SOLD SHORT—(21.6%)
	(1,500)		Federal National Mortgage Assoc., 5.50%, 5/18/04	(1,538,907)
	(97,580)		U.S. Treasury Notes, 1.50%-3.625%, 2/15/07-5/15/13	(94,656,821)

			Total Investments Sold Short (proceeds $96,272,921)	(96,195,728)

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Notional
Amount
(000)	Description	Value

	Outstanding Options Written—(0.8%)
$19,000	Interest Rate Swap, zero coupon over 3 month LIBOR, expires 12/05/05	$(752,400)
9,000	Interest Rate Swap, 4.90% over 3-month LIBOR, expires 12/05/05	(181,260)
60,500	Interest Rate Swap, 3.60% over 3-month LIBOR, expires 11/01/04	(183,742)
77,000	Interest Rate Swap, 5.75% over 3-month LIBOR, expires 9/23/05	(1,271,270)
12,800	Interest Rate Swap, 6.00% over 3-month LIBOR, expires 10/25/04	(264,192)
95	U.S. Treasury Bond Futures, expires 5/22/04	(175,156)
162	U.S. Treasury Bond Futures, expires 8/27/04	(663,187)

	Total Outstanding Options Written (premium received $4,413,022)	(3,491,207)

	Total investments, net of investments sold short and outstanding options written—148.3%	659,284,971
	Liabilities in excess of other assets—(48.3)%	(214,765,666)

	Net Assets—100%	$444,519,305

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 3.0% of its net assets, with a current market value of $13,306,017, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—149.8%
			Corporate Bonds—63.7%
			Aero & Defense—2.2%
BB+	$4,000		Raytheon, 7.00%, 5/15/06	$4,234,320
BB-	5,000		Sequa Corp., Ser. B, 8.875%, 4/01/08	5,525,000
B-	5,885		Transdigm, Inc., 8.375%, 7/15/11	6,223,387

				15,982,707

			Automotive—4.7%
B3	5,000		Advanced Accesory Systems LLC, Ser. B, 10.75%, 6/15/11	5,250,000
B2	2,750		Collins & Aikman Products Co., 10.75%, 12/31/11	2,846,250
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,357,500
			Dura Operating Corp.,
B+	3,000		Ser. B, 8.625%, 4/15/12	3,135,000
B	1,000		Ser. D, 9.00%, 5/01/09	995,000
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	5,450,000
B+	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,771,250
B+	4,640		TRW Automotive, Inc., 9.375%, 2/15/13	5,312,800

				34,117,800

			Basic Material—0.5%
BB-	3,250		U.S. Steel Corp., 10.75%, 8/01/08	3,802,500

			Building & Development—0.4%
B	250		Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10	263,750
BB+	3,000		DR Horton Inc., 5.875%, 7/01/13	2,947,500

				3,211,250

			Chemical—3.1%
A-	5,590	[2]	Dow Chemical Co., 5.97%, 1/15/09	5,981,468
B	2,500	[3]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,800,000
B	3,000		Huntsman LLC, 11.625%, 10/15/10	3,300,000
B+	5,000		Lyondell Chemical Co., 11.125%, 7/15/12	5,562,500
B-	5,000		Rockwood Specialties Group Inc., 10.625%, 5/15/11	5,325,000

				22,968,968

			Conglomerates—0.5%
B	3,000		Trimas Corp., 9.875%, 6/15/12	3,285,000

			Consumer Products—1.5%
BB+	5,000		JC Penney Co. Inc., 8.00%, 3/01/10	5,675,000
B+	5,000		Rite Aid Corp., 8.125%, 5/01/10	5,400,000

				11,075,000

			Containers & Glass—1.3%
B-	5,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,600,000
B+	4,000		Silgan Holdings Inc., 6.75%, 11/15/13	4,020,000

				9,620,000

			Ecological Services & Equipment—2.3%
B+	7,000	[2]	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	7,490,000
B	2,000		Casella Waste Systems Inc., 9.75%, 2/01/13	2,220,000
B	6,250		National Waterworks Inc., Ser. B, 10.50%, 12/01/12	7,062,500

				16,772,500

			Electronics—1.6%
B1	5,243		Amkor Technology Inc., 7.75%, 5/15/13	5,111,925
B-	2,500		Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09	2,700,000
Ba2	3,972		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	3,991,860

				11,803,785

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—9.0%
B+	$5,500	[3]	AES Corp., The, 8.75%, 5/15/13	$5,995,000
BB-	5,290		Chesapeake Energy Corp., 7.50%, 9/15/13	5,686,750
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,155,000
B	5,000		Dresser, Inc., 9.375%, 4/15/11	5,400,000
B-	6,000	[3]	Dynegy Holdings Inc., 10.125%, 7/15/13	6,600,000
B-	4,000		El Paso Production Holding Co., 7.75%, 6/01/13	3,800,000
BB-	2,160	[3]	Gazprom, 9.625%, 3/01/13 (Russia)	2,219,400
B+	2,950		Hanover Equipment Trust, Ser. B, 8.75%, 9/01/11	3,156,500
B	5,000	[2]	Hilcorp Energy I LP, 10.50%, 9/01/10	5,512,500
B+	2,000		Massey Energy Corp., 6.95%, 3/01/07	2,045,000
B	5,000		Midwest Generation LLC, Ser. A, 8.30%, 7/02/09	5,150,000
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,500,000
Ba3	5,000		Westport Resources Corp., 8.25%, 11/01/11	5,612,500
			Williams Cos, Inc.,
B+	1,000		zero coupon, 3/15/12	1,085,000
B+	5,000		8.625%, 6/01/10	5,500,000

				65,417,650

			Farming & Agriculture—0.3%
B2	2,000	[3]	Gold Kist, Inc., 10.25%, 3/15/14	2,100,000

			Finance & Banking—9.4%
BBB+	3,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,315,000
A3	7,500	[2]	Ford Motor Credit Co., 7.375%, 2/01/11	8,019,945
CCC+	3,000	[3]	Gemstone Investor Ltd., 7.71%, 10/31/04	3,022,500
A3	7,500	[2]	General Motors Acceptance Corp., 6.875%, 8/28/12	7,794,900
			JP Morgan HYDIB,
Ba3	10,000	[2,3]	6.40%, 6/20/08	10,087,500
B3	9,815	[2,3]	9.00%, 6/20/08	10,317,824
Baa2	5,000	[3]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,350,000
Ba2	1,974		Labranche & Co., Inc., 12.00%, 3/02/07	2,319,450
B1	4,500	[3]	Sheridan Acquisition Corp., 10.25%, 8/15/11	4,820,625
B+	5,000		Southern Star Central Corp., 8.50%, 8/01/10	5,500,000
BB-	4,215	[2]	Western Financial Bank, 9.625%, 5/15/12	4,773,488
B2	2,670	[3]	WMC Finance Co., 11.75%, 12/15/08	3,284,100

				68,605,332

			Forest Products—2.5%
B	4,000		Caraustar Industries, Inc., 9.875%, 4/01/11	4,080,000
BB+	5,685		Georgia Pacific Corp., 8.875%, 2/01/10	6,566,175
BBB	7,500	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	7,719,060

				18,365,235

			Health Care—4.3%
B	4,000		Alaris Med Systems Inc., 7.25%, 7/01/11	4,140,000
BB	5,000		Amerisourcebergen Corp., 8.125%, 9/01/08	5,525,000
BB-	1,000		Bio Rad Laboratories Inc., 7.50%, 8/15/13	1,096,250
B-	5,000	[2]	Concentra Operating Corp., 9.50%, 8/15/10	5,550,000
B-	3,500		Iasis Healthcare Corp., 8.50%, 10/15/09	3,718,750
B-	3,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	3,030,000
B-	3,000		Norcross Safety Products LLC, 9.875%, 8/15/11	3,210,000
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	5,107,500

				31,377,500

			Hotels & Casinos—2.5%
B	3,500		Ameristar Casinos Inc., 10.75%, 2/15/09	4,060,000
B+	4,125		Boyd Gaming Corp., 7.75%, 12/15/12	4,351,875
B	2,000		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	2,205,000
B	1,000		Herbst Gaming, Inc., Ser. B, 10.75%, 9/01/08	1,127,500
Ba2	5,425		MGM Mirage, Inc., 9.75%, 6/01/07	6,130,250

				17,874,625

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrial Equipment—0.4%
B-	$3,000		Williams Scotsman, Inc., 9.875%, 6/01/07	$2,985,000

			Industrials—3.4%
B-	4,000	[3]	Fasten Tech Inc., 11.50%, 5/01/11	4,440,000
B	5,025		Hexcel Corp., 9.875%, 10/01/08	5,590,312
BB-	5,000		Mail-Well I Corp., 9.625%, 3/15/12	5,500,000
BBB-	7,500		Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,912,425
B	1,000		Von Hoffman Corp., 10.25%, 3/15/09	1,040,000

				24,482,737

			Leisure—0.5%
BB+	3,500		Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (Liberia)	3,867,500

			Media—5.9%
B1	2,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,787,500
BBB	6,685	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,359,416
BB-	6,000	[2]	CSC Holdings Inc., 7.875%, 12/15/07	6,405,000
B	2,000		Dex Media East LLC, Ser. B, 12.125%, 11/15/12	2,320,000
			Echostar DBS Corp.,
BB-	4,500	[3]	4.36%, 7/01/04	4,680,000
BB-	2,000	[3]	5.75%, 10/01/08	2,005,000
B	5,000		Houghton Mifflin Company, 9.875%, 2/01/13	4,925,000
B-	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,664,375
B+	2,500	[3]	Paxson Communications Corp., 3.89%, 4/15/04	2,525,000
B-	4,650		Salem Communications Corp., 7.75%, 12/15/10	4,882,500
CCC+	1,375		WRC Media, Inc., 12.75%, 11/15/09	1,375,000

				42,928,791

			Pharmaceuticals—0.2%
B-	1,750	[3]	Curative Hlth. Svcs. Inc., 10.75%, 5/01/11	1,756,563

			Publishing—0.5%
B-	3,500		CBD Media Inc., 8.625%, 6/01/11	3,736,250

			Real Estate—0.4%
Ba3	2,671		HMH Properties, Inc., Ser. B, 7.875%, 8/01/08	2,771,162

			Steel—0.8%
BB	5,000		Ipsco, Inc., 8.75%, 6/01/13	5,625,000

			Technology—0.5%
BB+	3,500		Unisys Corp., 6.875%, 3/15/10	3,710,000

			Telecommunication—3.7%
B-	6,000		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	5,790,000
BBB+	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	5,907,500
BB	5,000	[2]	Nextel Communications, Inc., 7.375%, 8/01/15	5,225,000
B3	4,000	[3]	Qwest Communications Intl., Inc., 4.63%, 2/15/09	3,720,000
Ba3	6,000	[2,3]	Qwest Corp., 9.125%, 3/15/04	6,480,000

				27,122,500

			Transportation—1.3%
BB+	1,650		Overseas Shipholding Group Inc., 8.75%, 12/01/13	1,860,375
B	3,720		Railamerica Transportation Corp., 12.875%, 8/15/10	4,315,200
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	2,984,850

				9,160,425

			Total Corporate Bonds	464,525,780

			Mortgage Pass-Throughs—24.1%
			Federal National Mortgage Assoc.,
	9,597	[2]	4.347%, 12/01/33	9,659,944
	6,956	[2]	4.44%, 1/01/34	7,076,116
	121,700		5.00%, 12/01/99	122,384,562
	16,993	[2]	5.50%, 12/01/27 - 11/01/33	16,969,146
	17,000	[2]	7.25%, 1/15/10	19,570,400

			Total Mortgage Pass-Throughs	175,660,168

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Asset-Backed Securities—1.0%
	$78,000		Sterling Coofs Trust, 4/15/29	$6,971,250

			Interest Only Mortgage-Backed Securities—0.6%
	18,133		Federal National Mortgage Assoc., Ser. 64, Class QI, 1/25/33	4,075,615

			Asset-Backed Securities—1.9%
	6,900	[2]	DaimlerChrysler Auto Trust, Ser. 2003B, Class A3, 2.25%, 8/08/07	6,897,573
AAA	7,125		Honda Auto Receivables, Asset Bkd Note Class A3, 2.30%, 10/18/07	7,117,658

			Total Asset-Backed Securities	14,015,231

			Collateralized Mortgage Obligation Residuals—2.6%
			GSR Mortgage Loan Trust,
	9,666	[2]	Ser. 10, Class 2A1, 4.502%, 10/25/33	9,484,174
	9,618	[2]	Ser. 13, Class 1A1, 4.528%, 10/25/33	9,528,485

			Total Collateralized Mortgage Obligation Residuals	19,012,659

			Bank Loans—41.9%
			Advertising—0.1%
	500		Adams Outdoor Advertising, LP, Term Loan, LIBOR + 3.40%, 10/01/11	506,250

			Aero & Defense—0.2%
	1,488		Transdigm, Inc., Term Loan, LIBOR + 3.34%, 4/12/11	1,500,516

			Automotive—2.2%
	500		CSK Auto, Inc., Term Loan B, LIBOR + 3.39%, 6/18/09	505,312
	2,866		EaglePicher Industries, Term Loan B, LIBOR + 4.11%, 5/28/04 - 6/10/04	2,882,185
			Exide Technologies,
	1,375		Euro A/R Term Loan, LIBOR + 4.83%, 5/30/05	1,375,000
	4,000		Term Loan, LIBOR + 4.83%, 5/30/05	4,000,000
	1,318		Metaldyne Co. LLC, Term Loan D, LIBOR + 5.375, 12/31/09	1,317,868
			Tenneco Automotive, Inc.,
	447		Term Loan B, LIBOR + 4.36%, 11/30/10	455,167
	1,002		Term Loan B1, LIBOR + 4.346%, 11/30/10	1,019,672
	2,783		TRW Automotive Acquisitions Corp., Term Loan D1, LIBOR + 3.4375%, 2/28/11	2,821,368
			Williams Scotsman, Inc., Term Loan,
	1,038		LIBOR + 4.1875%, 5/03/04	1,039,954
	446		LIBOR + 4.1875%, 6/07/04	446,998
	401		LIBOR + 4.125%, 5/05/04	401,386
	8		LIBOR + 5.75%, 6/30/04	8,188

				16,273,098

			Basic Material—0.1%
			Metakote Corp., Term Loan,
	56		LIBOR + 6.86%, 6/30/04	56,111
	444		LIBOR + 6.92%, 8/19/04	448,889

				505,000

			Building & Development—0.7%
			Associated Materials, Inc., Term Loan,
	53		LIBOR + 3.86%, 6/14/04	53,070
	947		LIBOR + 3.99%, 6/10/04	955,263
	474		LIBOR + 4.03%, 6/08/04	477,631
			Builders Firstsource, Inc., Term Loan,
	3		LIBOR + 4.38%, 6/30/04	2,525
	3		LIBOR + 4.53%, 9/30/04	2,525
	995		LIBOR + 4.59%, 10/29/04	1,004,950
	850		Goodman Global Holdings, Inc., Term Loan B, LIBOR + 3.25%, 11/30/09	861,688
	1,000		Landsource Communities Development, LLC, Term Loan B, LIBOR + 3.6875%, 3/31/10	1,015,000
			Ply Gem Industries,
	75		CND Term Loan, LIBOR + 3.61%, 3/15/10	75,094
	425		Term Loan, LIBOR + 3.61%, 10/01/11	425,531

				4,873,277

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Business Equipment & Services—0.8%
		Alderwoods Group, Inc., Term Loan B,
	$682	LIBOR + 3.86%, 6/28/04	$690,767
	704	LIBOR + 3.87%, 5/27/04	712,978
	727	LIBOR + 4.10%, 10/28/04	736,818
	54	LIBOR + 5.75%, 6/30/04	54,710
	2,244	Buhrmann U.S., Inc., Term Loan B1, LIBOR + 3.86%, 11/01/07 - 12/30/10	2,275,235
		Worldspan, LP, Term Loan,
	456	LIBOR + 4.875%, 5/07/04	456,570
	276	LIBOR + 4.875%, 5/10/04	276,345
	300	LIBOR + 4.875%, 5/13/04	300,375

			5,503,798

		Chemical—1.1%
		Huntsman Intl. LLC,
		Term Loan B,
	679	LIBOR + 5.1875%, 5/24/04 - 6/08/04	688,828
	571	LIBOR + 5.25%, 6/30/04	578,360
		Term Loan C,
	1,250	LIBOR + 5.4375%, 5/19/04 - 5/24/04	1,244,010
		INEOS Group Holdings PLC, Term Loan C, (United Kingdom)
	5	LIBOR + 4.6113%, 6/30/04	5,450
	931	LIBOR + 4.6613%, 9/30/04	940,512
	997	Kraton Polymers, Term Loan, LIBOR + 3.75%, 12/15/10	1,011,350
		Nalco Chemical Co., Term Loan,
	95	LIBOR + 3.60%, 5/28/04	95,338
	2,794	LIBOR + 3.63%, 6/30/04	2,815,382
	993	USI Holdings Corp., Term Loan B, LIBOR + 3.67%, 7/30/08	1,003,666

			8,382,896

		Clothing & Textiles—0.5%
	4,000	Invista, Term Loan B, LIBOR + 4.10%, 4/30/11	4,028,332

		Conglomerates—2.4%
		Colfax Corp.,
	3,775	Term Loan B, LIBOR + 4.875%, 6/30/09	3,815,109
	1,250	Term Loan C, LIBOR + 7.375%, 6/30/10	1,262,500
		Invesys Intl. Holdings Ltd.,
	4,250	Term Loan, LIBOR + 5.86%, 11/30/09	4,281,875
	2,000	Term Loan B1, LIBOR + 4.61%, 8/30/09	2,005,000
		Precise Technology, Inc., Term Loan,
	750	LIBOR + 4.125%, 3/31/11	756,563
	1,000	LIBOR + 7.125%, 3/31/11	1,000,000
	2,488	Quintiles Transnational Corp., Term Loan, LIBOR + 5.36%, 9/25/09	2,527,922
	1,990	Trimas Corp., Term Loan B, LIBOR + 4.60%, 12/31/09	1,997,176

			17,646,145

		Consumer Products—4.3%
	500	Buffets, Inc., Synth LC, LIBOR + 4.61%, 6/28/09	500,000
	860	Dean Foods Co., Term Loan B, LIBOR + 3.11%, 8/15/08	871,215
		Dole Food Co., Inc., Term Loan C,
	970	LIBOR + 3.6875%, 5/28/04 - 7/02/04	983,576
	546	LIBOR + 5.50%, 6/30/04	553,613
		Dr. Pepper Bottling Company of Texas, Term Loan B,
	57	LIBOR + 3.61%, 6/24/04 - 6/30/04	57,652
	3,339	LIBOR + 3.65%, 9/22/04 - 9/30/04	3,395,004
	1,489	DS Waters Enterprises LP, Term Loan, LIBOR + 3.9375%, 11/30/09	1,485,494
	1,990	Jarden Corp., Term Loan B, LIBOR + 3.86%, 4/30/08	2,004,095
	2,843	Jostens, Inc., Term Loan B, LIBOR + 3.72%, 7/08/10	2,865,363
		Meow Mix Company, Term Loan,
	270	LIBOR + 4.61%, 6/28/04	267,412
	1,705	LIBOR + 4.73%, 6/28/04	1,685,369
		Olympus Cable Holdings, LLC,
	2,000	Term Loan A, LIBOR + 5.25%, 6/30/10	1,937,142
	3,500	Term Loan B, PRIME + 6.00%, 9/30/10	3,410,001

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
	$2,888	Oriental Trading Co., Inc., Term Loan B, LIBOR + 3.875%, 6/01/04 - 6/30/04	$2,898,431
	2,000	Pantry, Inc., The, Term Loan, LIBOR + 3.85%, 2/18/11	2,025,000
		Prestige Brands Holdings, Inc., Term Loan B,
	1,492	LIBOR + 4.075%, 10/26/04	1,502,736
	8	LIBOR + 5.75%, 6/30/04	8,514
	1,499	Scotts Co., The, Term Loan, LIBOR + 3.125%, 5/21/04 - 7/21/04	1,518,402
	3,226	Tempur Pedic, Term Loan B, LIBOR + 4.61%, 8/13/09	3,245,785

			31,214,804

		Containers & Glass—3.5%
	5,700	Crown Cork & Seal Co., Inc., Term Loan B1, LIBOR + 4.10%, 9/30/08	5,792,625
	3,980	Graphic Packaging Intl., Inc., Term Loan B, LIBOR + 3.86%, 6/30/04 - 7/01/04	4,035,553
		Owens-Brockway Glass Container, Inc., Term Loan A,
	8,500	LIBOR + 3.92%, 6/30/07	8,523,018
	2,000	LIBOR + 4.10%, 3/15/08	2,002,500
	2,970	Silgan Holdings, Inc., Term Loan B, LIBOR + 3.39%, 11/30/08	3,010,761
	500	Sola International, Inc., Term Loan, LIBOR + 3.65%, 11/30/09	506,875
		Solo Cup, Inc., Term Loan,
	5	LIBOR + 3.60%, 5/27/04	5,079
	1,995	LIBOR + 3.61%, 6/30/04	2,026,671

			25,903,082

		Ecological Services & Equipment—0.8%
		Allied Waste NA, Inc.,
	1,000	Term Loan A, LIBOR + 3.86%, 1/15/10	1,014,063
	4,000	Term Loan C, LIBOR + 3.86%, 6/15/04 - 6/22/04	4,060,000
	1,000	Envirosolutions, Term Loan, LIBOR + 5.12%, 2/28/09	998,750

			6,072,813

		Electronics—0.5%
	3,307	Knowles Electronics, Inc., Term Loan B2, LIBOR + 6.1875, 6/29/07	3,309,784
	500	SGL Carbon LLC, Term Loan, LIBOR + 4.22%, 6/30/09	498,750

			3,808,534

		Energy—2.9%
	429	AES Corp., The, Term Loan, LIBOR + 5.32%, 4/30/08	433,862
	1,985	Calpine Corp., Term Loan, LIBOR + 6.89%, 7/15/07	1,866,893
	6,962	Centerpoint Energy, Inc., Term Loan, LIBOR + 4.72%, 10/30/06	7,103,585
	5,500	Mission Energy Holdings Co., Term Loan, LIBOR + 7.00%, 9/01/04 - 9/10/04	5,536,096
	579	NRG Energy, Inc., Term Loan, LIBOR + 5.50%, 5/08/10	595,321
		Reliant Resources, Inc., Term Loan,
	972	LIBOR + 5.2275%, 7/07/04	953,813
	4,813	LIBOR + 5.35%, 10/07/04	4,721,649

			21,211,219

		Entertainment—0.5%
	4,000	MGM, Inc., Term Loan, LIBOR + 3.60%, 4/30/11	4,010,000

		Equipment Leasing—0.3%
		United Rentals NA, Inc., Term Loan B,
	672	LIBOR + 3.38%, 5/18/04	679,617
	672	LIBOR + 3.44%, 8/19/04	679,617
	489	LIBOR + 3.35%, 5/28/04	494,266

			1,853,500

		Finance & Banking—1.2%
		BCP Luxemburg Holdings,
	3,375	Term Loan B, LIBOR + 9.125%, 4/19/04	3,366,562
	1,125	Term Loan C, LIBOR + 11.125%, 2/19/05	1,122,188
	2,000	Global Cash Access, LLC, Term Loan, LIBOR + 3.85%, 3/15/10	2,027,500
	2,000	SBA Senior Finance, Inc., Term Loan, LIBOR + 4.65%, 10/31/08	2,011,250

			8,527,500

		Food Products—0.4%
		Michael Foods, Inc., Term Loan,
	242	LIBOR + 3.60%, 5/26/04	245,833
	23	LIBOR + 3.62%, 5/21/04	23,124
	212	LIBOR + 3.73%, 5/20/04	215,104
	2,515	LIBOR + 3.96375%, 11/22/04	2,550,523

			3,034,584

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Forest Products—1.7%
		MDCP Acquisitions
	$4,000	Tranche C3, LIBOR + 4.39%, 7/08/04	$4,020,000
	4,000	Tranche B3, LIBOR + 3.89%, 7/08/04	4,027,000
	1,496	RLC Industries Co., Term Loan, LIBOR +3.13%, 1/26/10	1,511,212
		SP Newsprint Co.,
	883	Term Loan, LIBOR + 4.10%, 1/08/10	892,569
	1,611	Term Loan B, LIBOR + 1.10%, 1/09/10	1,629,236

			12,080,017

		Health Care—3.2%
	229	Ameripath, Inc., Term Loan C, LIBOR + 4.10%, 3/20/10	229,209
		Atrium Companies, Inc., Term Loan,
	11	LIBOR + 3.86%, 6/30/04	10,764
	738	LIBOR + 3.89%, 7/15/04	747,180
		Colgate Medical, Ltd., Term Loan B,
	682	LIBOR + 3.85%, 5/28/04	689,489
	781	LIBOR + 3.86%, 6/30/04	789,464
	3,970	Community Health Systems, Inc., Term Loan B, LIBOR + 3.62%, 6/16/11	4,019,395
		Concentra Operating Corp., Term Loan,
	963	LIBOR + 4.88%, 5/10/04	975,409
	2,015	LIBOR + 4.97%, 8/09/04	2,041,790
		Connecticare, Inc., Term Loan,
	1,350	LIBOR + 4.86%, 6/30/04	1,363,500
	375	LIBOR + 4.88%, 6/30/04	378,750
	1,050	LIBOR + 5.24875%, 10/29/04	1,060,500
		Davita, Inc., Term Loan B,
	8	LIBOR + 3.11%, 6/30/04	8,161
	389	LIBOR + 3.12%, 5/21/04	392,751
	389	LIBOR + 3.14%, 7/15/04	392,751
	1,306	LIBOR + 3.16%, 6/30/04 - 9/30/04	1,319,407
	230	LIBOR + 3.17%, 7/30/04	232,741
	653	LIBOR + 3.2125%, 6/30/04	659,704
	494	DJ Orthopedics LLC, Term Loan, LIBOR + 3.875%, 4/30/09	499,922
	2,078	Empi Corp., Term Loan, LIBOR + 4.24%, 11/30/09	2,095,010
	1,109	Fisher Scientific Intl., Inc., Term Loan C, LIBOR + 3.11%, 2/28/10	1,115,874
	2,672	Kinetic Concepts, Inc., Term Loan B1, LIBOR + 3.36%, 8/05/10	2,699,225
	1,900	Per-Se Technologies, Inc., Term Loan B, LIBOR + 5.36%, 8/30/08	1,914,250

			23,635,246

		Home Furnishing—0.1%
	1,000	Sealy Mattress Co., Term Loan, LIBOR + 3.86%, zero coupon, 3/31/12	1,012,500

		Hotels & Casinos—1.1%
		Greektown Casino, LLC, Term Loan D,
	829	LIBOR + 4.59%, 5/04/04	828,213
	2,141	LIBOR + 4.63125%, 5/04/04	2,166,933
	499	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 3.86%, 12/01/10	506,231
		Marina District Finance Co., Inc., Term Loan A,
	128	LIBOR + 4.10%, 5/17/04	129,692
	235	LIBOR + 4.16%, 9/30/04	237,189
	1,510	LIBOR + 4.17%, 7/30/04 - 8/31/04	1,525,421
	486	LIBOR + 4.22%, 6/30/04	491,169
	459	LIBOR + 4.24%, 5/28/04	463,185
	1,376	Wyndham Intl., Inc., Term Loan, LIBOR + 6.875%, 6/30/04	1,347,897

			7,695,930

		Industrial Equipment—0.3%
		Enersys, Inc., Term Loan,
	395	LIBOR + 3.59%, 8/05/04	400,165
	395	LIBOR + 3.60%, 5/24/04	400,164
	658	LIBOR + 3.61%, 7/06/04	666,941
	395	LIBOR + 3.62%, 8/05/04	400,164
	658	LIBOR + 3.66%, 10/05/04	666,941

			2,534,375

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Industrials—1.2%
	$1,000	Arinc, Inc., Term Loan B, LIBOR + 3.36%, 2/15/11	$1,012,500
	1,000	Ionics, Inc., Term Loan, LIBOR + 3.87%, 2/12/11	1,011,250
		New Flyer, Inc.,
	476	Term Loan, LIBOR + 3.84%, 2/27/10	483,333
	1,524	Term Loan B, LIBOR + 3.85%, 2/27/10	1,542,857
		Roper Industries, Inc., Term Loan,
	2,125	LIBOR + 3.11%, 6/30/04	2,151,067
	838	LIBOR + 3.17%, 7/28/04	848,464
		Sensus Metering Systems, Inc.,
		Term Loan B1,
	3	LIBOR + 4.13%, 6/30/04	3,280
	652	LIBOR + 4.17%, 7/20/04	655,978
	645	LIBOR + 4.17%, 8/20/04	649,418
		Term Loan B2,
	1	LIBOR + 4.17%, 6/30/04	492
	98	LIBOR + 4.17%, 7/20/04	98,397
	97	LIBOR + 4.17%, 8/20/04	97,413

			8,554,449

		Leisure—0.3%
	1,995	Fitness Holdings Worldwide, Inc., Term Loan B, LIBOR + 4.75%, 6/30/04	2,017,444

		Media—5.9%
		Cinram International, Inc.,
	5,932	Term Loan B, LIBOR + 4.84%, 10/30/09	5,977,899
		Term Loan C, LIBOR + 6.84%, 4/30/10	1,481,416
		Dex Media East, LLC, Term Loan A,
	1,907	LIBOR + 3.35%, 5/12/04 - 5/28/04	1,932,020
	480	LIBOR + 3.38%, 5/10/04	485,966
	240	LIBOR + 3.48%, 6/15/04	242,983
		Dex Media West, LLC,
		Term Loan A,
	734	LIBOR + 3.60%, 5/06/04 - 5/28/04	743,390
	651	LIBOR + 3.61%, 6/11/04	660,045
	310	LIBOR + 3.63%, 5/12/04	314,563
	282	LIBOR + 3.64%, 5/06/04	285,526
	127	LIBOR + 3.74%, 6/11/04	129,051
		Term Loan B,
	1,803	LIBOR + 3.85%, 5/06/04 - 5/28/04	1,830,933
	1,447	LIBOR + 3.86%, 6/11/04	1,468,976
	708	LIBOR + 3.88%, 5/12/04	719,211
	375	LIBOR + 3.89%, 5/06/04	380,759
	257	LIBOR + 3.99%, 6/11/04	260,891
		DirecTV Holdings, LLC, Term Loan B2,
	1,880	LIBOR + 3.35%, 5/17/04	1,908,566
	1,837	LIBOR + 3.45%, 5/09/04	1,864,745
		Insight Midwest Holdings LLC, Term Loan,
	15	LIBOR + 3.875%, 6/04/04	15,100
	5,970	LIBOR + 3.9375%, 6/04/04	6,009,551
	2,000	Lions Gate Entertainment, Inc., Term Loan, LIBOR + 4.36%, 12/31/08	2,010,000
	2,935	Loews Cineplex Entertainment Corp., LIBOR + 4.625%, 2/29/08	2,937,224
	4,000	MCC Iowa LLC, Term Loan B, LIBOR + 3.62%, 9/30/10	4,050,000
	1,995	MediaNews Group, Inc., Term B, LIBOR + 3.10%, 12/30/10	2,015,782
	2,985	Rainbow Media Group, Term Loan C, LIBOR + 3.38%, 3/30/09	3,005,884
		Warner Music Group, Term Loan B,
	500	LIBOR + 4.025%, 10/22/04	506,500
	1,500	LIBOR + 3.85%, 5/24/04	1,519,500

			42,756,481

		Oil & Gas Services—0.4%
	2,000	Gulfterra Energy Partners, LP, Term Loan, LIBOR + 3.36%, 11/30/08	2,015,000
	776	Veritas DGC, Inc., Term Loan B, LIBOR + 6.130%, 2/14/07	782,066

			2,797,066

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Publishing—0.3%
			Readers Digest Assoc., Inc., Term Loan B,
	$244		LIBOR + 4.1875%, 6/22/04 - 8/20/04	$246,159
	197		LIBOR + 4.25%, 5/20/04	198,080
	1,708		Relizon Company The, Term Loan, LIBOR + 4.12%, 2/15/11	1,713,903

				2,158,142

			Real Estate—0.3%
			Crescent Real Estate Equities LP, Term Loan,
	364		LIBOR + 3.34%, 5/04/04	367,273
	1,636		LIBOR + 3.35%, 5/14/04 - 5/18/04	1,652,727

				2,020,000

			Restaurants—0.3%
	2,000		Caribbean Resturants, Term Loan, LIBOR + 4.10%, 4/07/09	2,018,750

			Retailers—0.7%
	1,069		Alimentation Couche-Tard, Inc., Term Loan, LIBOR + 3.375%, 6/15/04 - 6/30/04	1,080,774
			R.H. Donnelley, Inc., Term Loan B2,
	1,649		LIBOR + 3.36%, 6/15/04 - 6/30/04	1,671,540
	1,564		LIBOR + 3.37%, 6/08/04	1,585,438
	626		LIBOR + 3.39%, 7/09/04	634,063

				4,971,815

			Telecommunication—3.3%
	1,000		Atlantic Broadband Finance LLC, Term Loan B, LIBOR + 4.37%, 1/30/11	1,011,250
			Centennial Cellular Operating Co., Term Loan B,
	83		LIBOR + 3.85%, 5/28/04	83,363
	917		LIBOR + 3.91%, 9/30/04	916,994
	3,500		Charter Communications Operating LLC, Term Loan, LIBOR + 4.42%, 7/29/04	3,486,389
	1,500		Consolidated Communications, Inc., Term Loan B1, LIBOR + 3.85%, 4/07/12	1,513,125
	4,478		Crown Castle Operating Co., Term Loan B, LIBOR + 4.61%, 4/30/10	4,545,222
	3,990		Nextel Finance Co., Term Loan E, LIBOR + 3.375%, 12/15/10	4,030,969
	836		PanAmSat Corp., Term Loan B1, LIBOR + 3.60%, 10/29/10	836,662
	5,000		Qwest Corp., Term Loan A, LIBOR + 6.50%, 6/30/07	5,196,430
			Valor Telecommunication Enterprises II, LLC, Term Loan A,
	1,193		LIBOR + 3.63%, 5/10/04	1,193,781
	581		LIBOR + 3.60%, 5/28/04	581,549
			Western Wireless Corp., Term Loan A,
	161		LIBOR + 3.13%, 6/14/04	159,734
	484		LIBOR + 3.13%, 5/28/04	481,954
	321		LIBOR + 3.19%, 7/30/04	319,469

				24,356,891

			Transportation—0.3%
	1,953		Sirva Worldwide, Inc., Term Loan, LIBOR + 3.59%, 11/30/10	1,963,926

			Total Bank Loans	305,428,380

			Foreign Government Bonds—2.5%
BB	5,000		Columbia Republic, 9.75%, 4/23/09	5,425,000
BB-	5,000	[2]	Peru Republic, 9.125%, 2/21/12	5,250,000
B2	1,905		Republic of Venezuela, 2.125%, 6/18/04	1,780,895
B+	5,000		Turkey Republic, 11.375%, 11/27/06	5,675,000

			Total Foreign Government Bonds	18,130,895

			U.S. Government Securities—11.5%
			U.S. Treasury Notes,
	30,000	[2]	1.625%, 10/31/05	29,845,200
	46,000	[2]	3.375%, 12/15/08	45,690,880
	8,660	[2]	4.25%, 11/15/13	8,497,625

			Total U.S. Government Securities	84,033,705

			Total Long-Term Investments (cost $1,068,063,037)	1,091,853,683

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENT—0.0%
	U.S. Government and Agency Security—0.0%
$200	U.S. Treasury Bills, zero coupon, 5/13/04 (cost $199,943)	$199,943

	Total investments—149.8% (cost $1,068,262,980)	1,092,053,626
	Liabilities in excess of other assets—(49.8)%	(362,972,928)

	Net Assets—100%	$729,080,698

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 11.3% of its net assets, with a current market value of $82,203,512, in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—126.9%
			Corporate Bonds—123.7%
			Aero & Defense—4.6%
B-	$2,000		BE Aerospace, Inc., 9.50%, 11/01/08	$2,010,000
BBB	1,000		Lockheed Martin Corp., 8.20%, 12/01/09	1,183,250
BBB-	650		Raytheon Co., 4.85%, 1/15/11	642,583
A	1,000	[2]	United Technologies Corp., 6.35%, 3/01/11	1,095,320

				4,931,153

			Automotive—12.5%
BB+	2,000	[2]	Autonation, Inc., 9.00%, 8/01/08	2,270,000
B2	2,000		Collins & Aikman Products Co., 10.75%, 12/31/11	2,070,000
A3	1,000	[2]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,095,220
BB	2,000		Dana Corp., 10.125%, 3/15/10	2,290,000
B3	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,057,500
B	2,000		Dura Operating Corp., Ser. D, 9.00%, 5/01/09	1,990,000
B+	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,508,500
B+	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,021,340

				13,302,560

			Basic Material—2.1%
BB-	2,000		Century Aluminum Co., 11.75%, 4/15/08	2,240,000

			Building & Development—3.1%
BB	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,080,000
BB+	2,000		Schuler Homes, Inc., 9.375%, 7/15/09	2,210,000

				3,290,000

			Chemical—3.9%
B+	2,000		Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07	2,100,000
B	1,796		Noveon, Inc., Ser. B, 11.00%, 2/28/11	2,110,300

				4,210,300

			Conglomerates—4.8%
A	325		Honeywell Intl., Inc., 7.50%, 3/01/10	374,433
B	1,500		MDP Acquisitions PLC, 9.625%, 10/01/12	1,672,500
B-	2,000		Penhall Intl., Inc., 12.00%, 8/01/06	1,900,000
BBB-	1,132	[2]	Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg)	1,192,607

				5,139,540

			Consumer Products—2.0%
BBB+	1,000	[2]	General Mills, Inc., 5.125%, 2/15/07	1,045,470
BBB	575	[2]	Kellogg Co., Ser. B, 6.00%, 4/01/06	609,753
B-	500	[3]	Pantry, Inc., The, 7.75%, 2/15/14	502,500

				2,157,723

			Containers & Glass—2.9%
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,160,000
B+	1,800		Plastipak Holdings, Inc., 10.75%, 9/01/11	1,944,000

				3,104,000

			Ecological Services & Equipment—3.6%
B+	2,000		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	2,140,000
B	1,500		Casella Waste Systems Inc., 9.75%, 2/01/13	1,665,000

				3,805,000

			Energy—20.1%
BBB+	1,000	[2]	Anadarko Petroleum Corp., 5.375%, 3/01/07	1,053,950
CCC+	1,500		Calpine Corp., 10.50%, 5/15/06	1,357,500
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,155,000
A-	1,000	[2]	ConocoPhillips Holding Co., 6.95%, 4/15/29	1,100,720
B	2,000	[2]	Dresser, Inc., 9.375%, 4/15/11	2,160,000
BBB	250	[2]	DTE Energy Co., 7.05%, 6/01/11	275,370
B-	1,500	[3]	Dynegy Holdings Inc., 10.125%, 7/15/13	1,650,000

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			El Paso Corp.,
CCC+	$165		7.75%, 1/15/32	$129,937
CCC+	85		7.80%, 8/01/31	66,938
BB-	670		El Paso Natural Gas Co., Ser. B, 8.50%, 6/01/11	748,725
B-	1,750		El Paso Production Holding Co., 7.75%, 6/01/13	1,662,500
BBB+	105		Exelon Corp., 6.75%, 5/01/11	115,731
Baa3	325	[2]	FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	341,338
B+	2,000		Hanover Equipment Test, Ser. A, 8.50%, 9/01/08	2,110,000
B1	1,000		Midwest Generation LLC, 8.75%, 5/01/34	1,000,000
BBB+	250		Occidental Petroleum Corp., 6.75%, 1/15/12	277,988
Baa2	1,000	[2]	Progress Energy, Inc., 6.75%, 3/01/06	1,068,210
B	2,000		Swift Energy Co., 10.25%, 8/01/09	2,120,000
BB-	2,000		Western Gas Resources, Inc., 10.00%, 6/15/09	2,115,000

				21,508,907

			Farming & Agriculture—0.3%
B2	300	[3]	Gold Kist, Inc., 10.25%, 3/15/14	315,000

			Finance & Banking—16.8%
A+	500	[2]	Allstate Corp., 7.875%, 5/01/05	529,250
Aa3	1,000	[2]	Bank One Corp., 6.50%, 2/01/06	1,070,000
Aa3	650	[2,3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	785,757
A1	325	[2]	Bear Stearns Co., Inc., 6.50%, 5/01/06	348,774
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (United Kingdom)	2,090,000
Aa1	3,000	[2]	Citigroup, Inc., 5.75%, 5/10/06	3,182,130
BBB+	500	[3]	Crum & Forster Holdings Corp., 10.375%, 6/15/13	552,500
			Ford Motor Credit Co.,
A3	750	[2]	5.80%, 1/12/09	763,305
A3	2,000	[2]	6.875%, 2/01/06	2,119,820
			General Motors Acceptance Corp.,
A3	250	[2]	6.75%, 1/15/06	264,817
A3	900	[2]	6.875%, 9/15/11	940,824
A3	300	[2]	8.00%, 11/01/31	314,310
AAA	850	[2]	KFW Intl. Finance, Inc., 5.25%, 6/28/06	897,303
Ba2	410		Labranche & Co., Inc., 12.00%, 3/02/07	481,750
			Lehman Brothers Holdings, Inc.,
A1	1,000	[2]	6.25%, 5/15/06	1,069,430
BB-	1,000	[2]	10.375%, 6/01/09	1,045,000
A	325	[2]	MetLife, Inc., 6.125%, 12/01/11	349,937
B2	885		WMC Finance Co., 11.75%, 12/15/08	1,088,550

				17,893,457

			Forest Products—2.9%
B	2,000		Caraustar Industries, Inc., 9.875%, 4/01/11	2,040,000
BBB	1,000		Weyerhaeuser Co., 6.125%, 3/15/07	1,069,310

				3,109,310

			Health Care—7.4%
NR	2,000		HealthSouth Corp., 6.875%, 6/15/05	2,000,000
B-	2,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	2,020,000
B+	2,000		Matria Healthcare, Inc., Ser. B, 11.00%, 5/01/08	2,220,000
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,702,500

				7,942,500

			Hotels & Casinos—3.1%
Ba2	2,000		Park Place Entertainment Corp., 7.875%, 3/15/10	2,187,500
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,110,000

				3,297,500

			Industrial Equipment—2.1%
BB-	2,000		Mail-Well I Corp., 9.625%, 3/15/12	2,200,000

			Leisure—1.6%
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,717,500

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—12.9%
NR	$1,000	[2,4]	Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04	$1,100,000
B1	1,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	1,672,500
BBB+	1,000	[2]	AOL Time Warner, Inc., 7.70%, 5/01/32	1,101,970
Ca	2,000		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,775,000
BBB	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,100,885
BB-	2,000		EchoStar DBS Corp., 10.375%, 10/01/07	2,160,000
B-	2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,255,000
A-	1,000	[2]	Viacom, Inc., 6.625%, 5/15/11	1,105,930
CCC+	1,500		WRC Media, Inc., 12.75%, 11/15/09	1,500,000

				13,771,285

			Pharmaceuticals—0.5%
B-	500	[2]	Curative Hlth. Svcs. Inc., 10.75%, 5/01/11	501,875

			Real Estate—2.5%
BBB+	500	[2]	ERP Operating LP, 6.95%, 3/02/11	557,300
			Felcore Lodging LP,
B1	1,000		9.00%, 6/01/04	1,067,500
B1	1,000		10.00%, 3/15/04	1,067,500

				2,692,300

			Technology—2.0%
BB+	2,000		Unisys Corp., 8.125%, 6/01/06	2,155,000

			Telecommunication—8.9%
B-	1,750		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	1,688,750
BBB	900	[2]	AT&T Corp., 7.25%, 5/15/04	986,589
B3	1,000		Crown Castle Intl. Corp., 10.75%, 8/01/11	1,132,500
Ba3	2,000		PanAmSat Corp., 8.50%, 2/01/12	2,260,000
Aa3	2,000	[2]	Verizon New England, Inc., 6.50%, 9/15/11	2,173,840
A	1,000	[2]	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,159,260
			Worldcom, Inc.,
NR	35	[5,6]	5.908%, 5/01/07	34,562
NR	35	[5,6]	6.688%, 5/01/09	33,163
NR	30	[5,6]	7.735%, 5/01/14	27,825

				9,496,489

			Transportation—3.1%
BBB+	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	544,535
B	2,000		Railamerica Transportation Corp., 12.875%, 8/15/10	2,320,000
B	440		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	435,600

				3,300,135

			Total Corporate Bonds	132,081,534

			U.S. Government Securities—1.3%
	410		U.S. Treasury Bonds, 5.375%, 2/15/31	415,252
	1,000	[2]	U.S. Treasury Notes, 4.25%, 8/15/13	983,590

			Total U.S. Government Securities	1,398,842

			Foreign Government Bonds—1.0%
Baa2	1,000		United Mexican States, 8.125%, 12/30/19	1,075,000

			Supranational—0.8%
AAA	850	[2]	European Investment Bank, 4.875%, 9/06/06	892,194

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Shares
(000)	Description	Value

	Common Stock—0.1%
5	MCI, Inc	$66,519

	Total Investments—126.9% (cost $128,137,033)	135,514,089
	Liabilities in excess of other assets—(26.9)%	(28,689,256)

	Net Assets—100%	$106,824,833

[1] Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2] Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3] Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 0.5% of its net assets, with a current market value of $3,805,757, in securities restricted as to resale.
[4] Issuer is technically in default and/or bankruptcy.
[5] Security is fair valued.
[6] Illiquid securities representing 0.09% of net assets.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2004

	Broad Investment			Income		Limited
	Grade 2009	Core	High	Opportunity	Income	Duration	Strategic
	Term Trust Inc.[1]	Bond Trust	Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
	(BCT)	(BHK)	(BHY)	(BNA)	(BKT)	(BLW)	(BHD)

Assets
Investments at value[2]	$68,872,363	$647,259,333	$67,498,617	$549,207,086	$758,971,906	$1,092,053,626	$135,514,089
Cash	137,436	21,603	91,532	93,955	148,625	314,402	110,454
Foreign currency at value (cost $170,676)	—	171,159	—	—	—	—	—
Receivable from investments sold	—	22,621,707	—	90,597	6,135,118	3,154,424	—
Variation margin receivable	20,875	—	—	—	—	—	—
Receivable for open forward foreign currency contracts	—	30,976,290	—	—	—	—	—
Interest receivable	736,766	8,389,997	1,546,631	7,519,308	6,442,734	15,342,837	3,239,274
Unrealized appreciation on interest rate swaps	—	354,781	—	140,154	1,192,796	—	—
Other assets	13,047	39,304	58,506	99,168	118,578	22,367	7,822

	69,780,487	709,834,174	69,195,286	557,150,268	773,009,757	1,110,887,656	138,871,639

Liabilities
Reverse repurchase agreement	22,997,000	118,008,513	—	110,651,925	129,732,913	239,748,400	31,389,625
Payable for investments purchased	—	164,067,037	—	2,384	95,950,485	141,277,465	428,424
Variation margin payable	—	14,459	—	687	291,594	—	—
Loan payable	—	—	19,250,000	—	—	—	—
Investments sold short at value[3]	—	—	—	32,141,472	96,195,728	—	—
Outstanding options written at value[4]	—	1,153,484	—	2,064,683	3,491,207	—	—
Interest payable	4,142	233,651	25,368	851,438	1,728,438	79,834	11,184
Interest rate floors at value[4]	—	—	—	—	449,871	—	—
Payable for open forward foreign currency contracts	—	30,922,699	—	—	—	—	—
Investment advisory fee payable	21,379	232,413	41,224	204,785	238,489	493,004	62,926
Administration fee payable	5,831	—	1,835	67,620	98,729	—	—
Deferred Directors’ or Trustees’ fees	12,669	36,379	19,298	96,397	116,101	14,412	6,968
Other accrued expenses	179,399	64,872	135,521	187,132	196,897	193,843	147,679

	23,220,420	314,733,507	19,473,246	146,268,523	328,490,452	381,806,958	32,046,806

Net Assets	$46,560,067	$395,100,667	$49,722,040	$410,881,745	$444,519,305	$729,080,698	$106,824,833

Composition of Net Assets Applicable to Common Shareholders:
Par value	$29,571	$27,019	$6,396	$344,497	$635,695	$36,727	$7,044
Paid-in capital in excess of par	39,184,069	386,195,639	93,702,989	406,532,068	555,097,290	700,009,638	100,384,626
Cost of shares held in treasury[5]	—	—	—	(17,377,850)	—	—	—
Undistributed (distributions in excess of) net investment income	8,389,669	2,376,420	(200)	4,605,705	6,324,512	1,517,925	1,088,461
Accumulated net realized gain (loss)	(1,670,280)	1,201,638	(36,529,753)	2,902,569	(105,579,216)	3,725,762	(2,032,354)
Net unrealized appreciation (depreciation)	627,038	5,299,951	(7,457,392)	13,874,756	(11,958,976)	23,790,646	7,377,056

Net assets applicable to common shareholders, April 30, 2004	$46,560,067	$395,100,667	$49,722,040	$410,881,745	$444,519,305	$729,080,698	$106,824,833

Net asset value per common share[6]	$15.75	$14.62	$7.77	$11.93	$6.99	$19.85	$15.16

[1]Consolidated Statement of Assets and Liabilities
[2]Investments at cost	$68,043,676	$643,012,936	$74,956,009	$534,449,954	$775,567,245	$1,068,262,980	$128,137,033
[3]Proceeds received	—	—	—	32,271,393	96,272,921	—	—
[4]Premium received	—	1,904,227	—	2,658,335	4,413,022	—	—
[5]Shares held in treasury	—	—	—	1,757,400	—	—	—
[6]Common shares outstanding	2,957,093	27,018,774	6,395,321	34,449,693	63,569,490	36,727,287	7,044,552

See Notes to Financial Statements.

47                    48

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended April 30, 2004

	Broad Investment			Income		Limited
	Grade 2009	Core	High	Opportunity	Income	Duration	Strategic
	Term Trust Inc.[1]	Bond Trust	Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
	(BCT)	(BHK)	(BHY)	(BNA)	(BKT)	(BLW)	(BHD)

Investment Income
Interest Income	$1,939,303	$16,478,391	$3,867,393	$15,526,358	$18,365,235	$30,415,948	$5,963,320

Expenses
Investment advisory	130,474	1,538,749	347,945	1,243,812	1,459,591	2,887,080	542,992
Administration	35,583	—	33,138	207,302	336,829	—	—
Transfer agent	5,411	7,462	8,008	17,416	41,860	8,918	7,462
Custodian	30,212	77,806	17,911	82,518	88,031	126,968	29,061
Reports to shareholders	10,590	46,200	15,176	45,245	67,808	62,145	13,126
Trustees	6,579	28,938	6,079	29,724	38,948	39,858	6,916
Registration	801	15,707	11,218	15,707	22,204	21,658	11,218
Independent accountants	17,555	22,725	17,681	45,680	41,646	23,471	18,534
Legal	16,662	24,437	7,051	25,083	32,487	38,334	7,450
Insurance	2,323	18,452	1,326	18,198	17,895	40,705	5,387
Miscellaneous	5,179	22,792	4,934	26,523	37,304	20,237	7,881

Total expenses excluding interest expense and excise tax	261,369	1,803,268	470,467	1,757,208	2,184,603	3,269,374	650,027
Interest expense	115,678	646,318	155,885	489,396	538,455	996,950	244,199
Excise tax	191,369	—	—	—	—	—	—

Total expenses	568,416	2,449,586	626,352	2,246,604	2,723,058	4,266,324	894,226
Less fees waived by Advisor	—	—	—	—	—	—	(144,798)
Less fees paid indirectly	—	(1,304)	(985)	(9,718)	(2,673)	(35,925)	(5,219)

Net expenses	568,416	2,448,282	625,367	2,236,886	2,720,385	4,230,399	744,209

Net investment income	1,370,887	14,030,109	3,242,026	13,289,472	15,644,850	26,185,549	5,219,111

Realized and Unrealized Gain (Loss)
Investments	(890,020)	5,856,668	(1,415,255)	(1,744,744)	(4,926,077)	3,335,297	(538,594)
Foreign currency	—	134,776	—	—	—	—	—
Futures	721,171	(489,761)	—	3,790,582	(59,561)	—	—
Interest rate swaps	—	(1,901,650)	—	2,785,143	(2,038,229)	—	—
Options written	—	210,646	—	870,289	247,277	—	—
Short sales	—	1,171,507	—	—	(417,329)	—	—

	(168,849)	4,982,186	(1,415,255)	5,701,270	(7,193,919)	3,335,297	(538,594)

Net change in unrealized depreciation on:
Investments	(967,094)	(7,663,083)	6,544,745	(1,105,481)	(8,573,099)	1,915,258	1,804,231
Foreign currency		35,628	—	—	—	—	—
Futures	274,543	(418,797)	—	(2,566,423)	2,028,535	—	—
Interest rate floors	—	—	—	—	199,199	—	—
Interest rate swaps	—	245,815	—	(2,513,941)	261,299	—	—
Options written	—	84,051	—	743,704	1,120,713	—	—
Short sales	—	1,049,416	—	821,251	1,853,618	—	—

	(692,551)	(6,666,970)	6,544,745	(4,620,890)	(3,109,735)	1,915,258	1,804,231

Net gain (loss)	(861,400)	(1,684,784)	5,129,490	1,080,380	(10,303,654)	5,250,555	1,265,637

Net Increase in Net Assets Resulting from Operations	$509,487	$12,345,325	$8,371,516	$14,369,852	$5,341,196	$31,436,104	$6,484,748

1 Consolidated Statement of Operations.

See Notes to Financial Statements.

49                    50

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended April 30, 2004

	Broad Investment			Income		Limited
Reconciliation of Net Increase	Grade 2009	Core	High	Opportunity	Income	Duration	Strategic
in Net Assets Resulting from Operations to	Term Trust Inc.[1]	Bond Trust	Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
Net Cash Flows Provided by (Used for)	(BCT)	(BHK)	(BHY)	(BNA)	(BKT)	(BLW)	(BHD)
Operating Activities

Net Increase in net assets resulting from operations	$509,487	$12,345,325	$8,371,516	$14,369,852	$5,341,196	$31,436,104	$6,484,748

Decrease (Increase) in investments	(4,088,061)	(104,879,399)	(911,181)	10,685,339	(59,762,738)	(21,668,363)	12,111,583
Net realized loss (gain)	168,849	(4,982,186)	1,415,255	(5,701,270)	7,193,919	(3,335,297)	538,594
Decrease (Increase) in unrealized appreciation (depreciation)	692,551	6,666,970	(6,544,745)	4,620,890	3,109,735	(1,915,258)	(1,804,231)
(Decrease) in investments sold short	—	(1,459,680)	—	(21,598,875)	(40,152,923)	—	—
Increase (Decrease) in outstanding options written	—	(999,968)	—	(517,947)	238,088	—	—
(Increase) in interest rate floor	—	—	—	—	(378,074)	—	—
Decrease (Increase) in interest rate swaps	—	(543,088)	—	2,513,941	(361,300)	—	—
Decrease in receivable for investments sold	1,144,618	22,558,159	403,691	2,645,740	407,234	8,480,575	2,159,542
(Increase) in receivable for open forward foreign currency contracts	—	(30,909,103)	—	—	—	—	—
Decrease in variation margin receivable	35,688	—	—	388,797	159,375	—	—
Decrease (Increase) in interest receivable	41,640	(237,863)	313,891	363,369	(1,354,286)	(1,447,707)	295,076
Decrease (Increase) in other assets	1,311	10,473	(1,019)	9,260	8,709	18,681	4,183
Increase (Decrease) in payable for investments purchased	—	61,614,641	—	2,384	94,696,678	(105,278,089)	428,424
Increase in payable for open forward foreign currency contracts	—	30,922,699	—	—	—	—	—
(Decrease) in payable for closed forward foreign currency contracts, net	—	(64,413)	—	—	—	—	—
Increase (Decrease) in variation margin payable	—	(52,385)	—	687	291,594	—	—
Increase (Decrease) in interest payable	(9,279)	52,810	(1,374)	(143,616)	(224,741)	50,679	(13,435)
Increase (Decrease) in investment advisory fee payable	(1,018)	20,962	3,195	(4,368)	(14,504)	17,625	(8,297)
Increase (Decrease) in administration fee payable	(277)	—	304	(728)	(3,348)	—	—
Increase in deferred Directors’/Trustees’ fees	1,489	10,167	2,470	12,225	14,584	12,912	1,830
Increase (Decrease) in accrued expenses	(162,197)	23,116	19,379	50,003	25,119	67,920	14,600

Total adjustments	(2,174,686)	(22,248,088)	(5,300,134)	(6,674,169)	3,893,121	(124,996,322)	13,727,869

Net cash provided by (used for) operating activities	$(1,665,199)	$(9,902,763)	$3,071,382	$7,695,683	$9,234,317	$(93,560,218)	$20,212,617

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$(1,665,199)	$(9,902,763)	$3,071,382	$7,695,683	$9,234,317	$(93,560,218)	$20,212,617

Cash provided by (used for) financing activities:
Capital contributions	—	—	137,868	—	1,304,285	429,364	136,991
Increase (decrease) in reverse repurchase agreements	3,044,375	26,340,044	—	7,273,900	7,966,100	120,754,925	(14,481,969)
Cash dividends paid	(1,330,692)	(15,784,368)	(3,225,398)	(14,468,871)	(19,436,198)	(27,532,174)	(5,841,877)

Net cash provided by (used for) financing activities	1,713,683	10,555,676	(3,087,530)	(7,194,971)	(10,165,813)	93,652,115	(20,186,855)

Net increase (decrease) in cash	48,484	652,913	(16,148)	500,712	(931,496)	91,897	25,762
Cash and foreign currency at beginning of period	88,952	(460,151)	107,680	(406,757)	1,080,121	222,505	84,692

Cash and foreign currency at end of period	$137,436	$192,762	$91,532	$93,955	$148,625	$314,402	$110,454

1 Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

51                    52

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2004 (unaudited), and for the year ended October 31, 2003

	Broad Investment Grade
	2009 Term Trust		Core Bond Trust		High Yield Trust		Income Opportunity Trust		Income TrustInc.
	(BCT)		(BHK)		(BHY)		(BNA)		(BKT)

	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,370,887	$3,760,612	$14,030,109	$22,380,605	$3,242,026	$6,766,264	$13,289,472	$28,912,640	$15,644,850	$38,641,106
Net realized gain (loss)	(168,849)	(2,958,847)	4,982,186	10,108,933	(1,415,255)	(4,771,417)	5,701,270	(3,180,087)	(7,193,919)	(22,020,705)
Net change in unrealized appreciation/depreciation	(692,551)	(1,159,473)	(6,666,970)	10,896,869	6,544,745	10,326,575	(4,620,890)	14,036,271	(3,109,735)	(10,738,760)

Net increase (decrease) in net assets resulting
from operations	509,487	(357,708)	12,345,325	43,386,407	8,371,516	12,321,422	14,369,852	39,768,824	5,341,196	5,881,641

Dividends and Distributions
to Shareholders from:
Net investment income	(1,330,692)	(3,504,653)	(10,869,172)	(27,108,407)	(3,225,398)	(7,116,448)	(14,468,871)	(27,903,349)	(19,436,198)	(63,862,381)
Net realized gain	—	—	(4,915,196)	(4,976,352)	—	—	—	(8,364,454)	—	—

Total dividends and distributions	(1,330,692)	(3,504,653)	(15,784,368)	(32,084,759)	(3,225,398)	(7,116,448)	(14,468,871)	(36,267,803)	(19,436,198)	(63,862,381)

Reinvestment of dividends	—	—	—	—	137,868	280,376	—	—	1,304,285	3,905,622

Total increase (decrease)	(821,205)	(3,862,361)	(3,439,043)	11,301,648	5,283,986	5,485,350	(99,019)	3,501,021	(12,790,717)	(54,075,118)

Net Assets:
Beginning of period	47,381,272	51,243,633	398,539,710	387,238,062	44,438,054	38,952,704	410,980,764	407,479,743	457,310,022	511,385,140

End of period	$46,560,067	$47,381,272	$395,100,667	$398,539,710	$49,722,040	$44,438,054	$410,881,745	$410,980,764	$444,519,305	$457,310,022

End of period undistributed (distribution in excess of)
net investment income	$8,389,669	$8,349,474	$2,376,420	$—	$(200)	$—	$4,605,705	$5,785,104	$6,324,512	$10,115,860

1 Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

53                    54

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2004 (unaudited) and for the year ended October 31, 2003

	Limited Duration Income Trust[1]		Strategic Bond Trust
	(BLW)		(BHD)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,185,549	$12,026,055	$5,219,111	$11,147,173
Net realized gain (loss)	3,335,297	390,465	(538,594)	(1,177,052)
Net change in unrealized appreciation/depreciation	1,915,258	21,875,388	1,804,231	17,670,059

Net increase in net assets resulting from operations	31,436,104	34,291,908	6,484,748	27,640,180

Dividends from Net Investment Income:	(27,532,174)	(9,176,505)	(5,841,877)	(10,466,535)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	653,888,001	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	45,744,000	—	—
Reinvestment of dividends	429,364	—	136,991	277,020

Net proceeds from capital share transactions	429,364	699,632,001	136,991	277,020

Total increase	4,333,294	724,747,404	779,862	17,450,665

Net Assets:
Beginning of period	724,747,404	—	106,044,971	88,594,306

End of period	$729,080,698	$724,747,404	$106,824,833	$106,044,971

End of period undistributed net investment income	$1,517,925	$2,864,550	$1,088,461	$1,711,227

1 Commencement of investment operations for Limited Duration was July 30, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trust’s statement is for a full year.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.02	$17.33	$16.05	$13.64	$13.64	$15.01

Investment operations:
Net investment income	0.46	1.28	2.01	1.17	0.91	0.93
Net realized and unrealized gain (loss)	(0.28)	(1.40)	0.04	2.01	(0.09)	(1.45)

Net increase (decrease) from
investment operations	0.18	(0.12)	2.05	3.18	0.82	(0.52)

Dividends from net investment income	(0.45)	(1.19)	(0.77)	(0.77)	(0.82)	(0.85)

Net asset value, end of period	$15.75	$16.02	$17.33	$16.05	$13.64	$13.64

Market price, end of period	$15.65	$15.85	$16.18	$14.39	$11.94	$11.44

TOTAL INVESTMENT RETURN[1]	1.53%	5.32%	18.34%	27.66%	12.11%	(7.68)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.40%[2]	2.43%	2.50%	3.52%	4.36%	3.49%
Net expenses	2.40%[2]	2.43%	2.50%	3.52%	4.36%	3.49%
Net expenses excluding interest expense and
excise tax	1.10%[2]	1.18%	1.16%	1.16%	1.31%	1.03%
Net investment income	5.78%[2]	7.54%	12.22%	7.93%	6.83%	6.58%
SUPPLEMENTAL DATA:
Average net assets (000)	$47,706	$49,882	$48,731	$43,701	$39,425	$41,909
Portfolio turnover	14%	39%	35%	19%	36%	25%
Net assets, end of period (000)	$46,560	$47,381	$51,244	$47,466	$40,321	$40,345
Reverse repurchase agreements outstanding,
end of period (000)	$22,997	$19,953	$23,669	$13,373	$18,850	$16,304
Asset coverage, end of period[3]	$3,025	$3,375	$3,165	$4,550	$3,139	$3,475

[1] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2] Annualized.
[3] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Core Bond Trust (BHK)

			For the period
	Six Months Ended		November 30, 2001[1]
	April 30, 2004	Year Ended	through
	(unaudited)	October 31, 2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.52	0.83	0.99
Net realized and unrealized gain (loss)	(0.07)	0.77	0.04

Net increase from investment operations	0.45	1.60	1.03

Dividends and distributions:
Net investment income	(0.40)	(1.00)	(1.00)
Net realized gain	(0.18)	(0.18)	—

Total dividends and distributions	(0.58)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	(0.03)

Net asset value, end of period	$14.62	$14.75	$14.33

Market price, end of period	$13.09	$13.57	$13.82

TOTAL INVESTMENT RETURN[3]	0.56%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.22%[4]	1.05%	1.04%[4]
Net expenses	1.22%[4]	1.05%	1.04%[4]
Net expenses excluding interest expense	0.90%[4]	0.87%	0.93%[4]
Net investment income	6.97%[4]	5.58%	7.67%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$404,739	$401,049	$380,277
Portfolio turnover	165%	161%	73%
Net assets, end of period (000)	$395,101	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$118,009	$91,668	$165,215
Asset coverage, end of period[5]	$4,348	$5,348	$3,342

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4] Annualized.
[5] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock High Yield Trust (BHY)

						For the period
						December 23,
	Six Months					1998[1]
	Ended		Year Ended October 31,			through
	April 30, 2004					October 31,
	(unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$6.96	$6.13	$7.20	$10.60	$13.58	$15.00

Investment operations:
Net investment income	0.50	1.06	1.20	1.32	1.66	1.29
Net realized and unrealized gain (loss)	0.81	0.89	(0.98)	(3.13)	(3.02)	(1.52)

Net increase (decrease) from investment
operations	1.31	1.95	0.22	(1.81)	(1.36)	(0.23)

Dividends and distributions:
Net investment income	(0.50)	(1.07)	(1.20)	(1.48)	(1.62)	(1.17)
Tax return of capital	—	(0.05)	(0.09)	(0.11)	—	—

Total dividends and distributions	(0.50)	(1.12)	(1.29)	(1.59)	(1.62)	(1.17)

Capital charges with respect to issuance
of shares	—	—	—	—	—	(0.02)

Net asset value, end of period	$7.77	$6.96	$6.13	$7.20	$10.60	$13.58

Market price, end of period	$9.56	$10.25	$8.68	$9.18	$11.88	$12.50

TOTAL INVESTMENT RETURN[2]	(1.96)%	32.87%	7.97%	(11.31)%	8.23%	(9.68)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.66%[3]	3.07%	3.45%	4.90%	5.29%	4.16%[3]
Net expenses	2.65%[3]	3.07%	3.45%	4.90%	5.29%	4.08%[3]
Net expenses excluding interest expense	1.99%[3]	2.22%	2.20%	2.03%	1.99%	1.98%[3]
Net investment income	13.76%[3]	16.37%	16.29%	14.23%	13.12%	10.34%[3]
SUPPLEMENTAL DATA:
Average net assets (000)	$47,389	$41,326	$46,751	$58,553	$79,602	$92,116
Portfolio turnover	29%	30%	147%	71%	92%	121%
Net assets, end of period (000)	$49,722	$44,438	$38,953	$45,520	$66,867	$85,652
Loan outstanding, end of period (000)	$19,250	$19,250	$19,250	$23,000	$33,000	$41,000
Asset coverage, end of period[4]	$3,583	$3,308	$3,024	$2,983	$3,032	$3,094

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc.
[2] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Annualized.
[4] Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Income Opportunity Trust (BNA)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.93	$11.83	$11.47	$11.03	$11.45	$11.88

Investment operations:
Net investment income	0.39	0.84	1.15	0.87	0.70	0.84
Net realized and unrealized gain (loss)	0.03	0.31	(0.05)	0.34	(0.31)	(0.46)

Net increase from investment operations	0.42	1.15	1.10	1.21	0.39	0.38

Dividends and distributions:
Net investment income	(0.42)	(0.81)	(0.75)	(0.23)	(0.39)	(0.84)
Net realized gains	—	(0.24)	—	—	(0.04)	—
Tax return of capital	—	—	—	(0.54)	(0.41)	—

Total dividends and distributions	(0.42)	(1.05)	(0.75)	(0.77)	(0.84)	(0.84)

Increase resulting from Trust shares
repurchased	—	—	0.01	—	0.03	0.03

Net asset value, end of period	$11.93	$11.93	$11.83	$11.47	$11.03	$11.45

Market price, end of period	$10.61	$10.95	$10.50	$10.41	$9.75	$9.69

TOTAL INVESTMENT RETURN[1]	0.58%	14.71%	8.44%	15.09%	9.82%	6.70%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.08%[2]	1.29%	1.40%	3.62%	3.76%	3.18%
Net expenses	1.08%[2]	1.29%	1.40%	3.62%	3.76%	3.18%
Net expenses excluding interest expense	0.84%[2]	0.89%	0.93%	1.01%	0.88%	0.85%
Net investment income	6.41%[2]	6.99%	10.04%	7.76%	6.14%	7.14%
SUPPLEMENTAL DATA:
Average net assets (000)	$416,882	$413,543	$394,495	$388,478	$396,157	$426,283
Portfolio turnover	16%	46%	153%	83%	82%	186%
Net assets, end of period (000)	$410,882	$410,981	$407,480	$397,756	$383,651	$406,178
Reverse repurchase agreements outstanding,
end of period (000)	$110,652	$103,378	$85,704	$136,385	$178,033	$149,346
Asset coverage, end of period[3]	$4,713	$4,976	$5,755	$3,916	$3,155	$3,720

[1] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2] Annualized.
[3] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Income Trust Inc. (BKT)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$7.21	$8.13	$8.06	$7.23	$7.31	$7.94

Investment operations:
Net investment income	0.25	0.61	0.99	0.56	0.50	0.73
Net realized and unrealized gain (loss)	(0.16)	(0.52)	(0.35)	0.83	(0.02)	(0.80)

Net increase (decrease) from investment
operations	0.09	0.09	0.64	1.39	0.48	(0.07)

Dividends from net investment income	(0.31)	(1.01)	(0.57)	(0.56)	(0.56)	(0.56)

Net asset value, end of period	$6.99	$7.21	$8.13	$8.06	$7.23	$7.31

Market price, end of period	$6.98	$7.71	$8.07	$7.26	$6.38	$6.13

TOTAL INVESTMENT RETURN[1]	(5.58)%	15.41%	15.35%	23.23%	14.01%	(4.04)%

RATIOS TO AVERAGE NET ASSETS:
Total expense	1.21%[2]	1.36%	2.05%	2.54%	2.78%	3.03%
Net expenses	1.21%[2]	1.36%	2.05%	2.54%	2.78%	3.03%
Net expenses excluding interest expense	0.97%[2]	1.02%	1.03%	1.03%	1.05%	1.01%
Net investment income	6.97%[2]	8.18%	12.28%	7.43%	7.11%	9.54%
SUPPLEMENTAL DATA:
Average net assets (000)	$451,572	$472,676	$506,533	$470,185	$448,027	$482,685
Portfolio turnover	99%	64%	125%	32%	114%	144%
Net assets, end of period (000)	$444,519	$457,301	$511,385	$506,764	$454,510	$459,399
Reverse repurchase agreements outstanding,
end of period (000)	$129,733	$121,767	$205,792	$118,634	$64,460	$186,451
Asset coverage, end of period[3]	$4,426	$4,756	$3,485	$5,272	$8,095	$3,478

[1] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2] Annualized.
[3] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Limited Duration Income Trust (BLW)

	Six Months	For the period
	Ended	July 30, 2003[1]
	April 30, 2004	through
	(unaudited)	October 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.74	$19.10 [2]

Investment operations:
Net investment income	0.71	0.33
Net realized and unrealized gain	0.15	0.60

Net increase from investment operations	0.86	0.93

Dividends from net investment income	(0.75)	(0.25)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$19.85	$19.74

Market price, end of period	$18.82	$18.80

TOTAL INVESTMENT RETURN[3]	4.05%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.17%[4]	0.82%[4]
Net expenses	1.16%[4]	0.82%[4]
Net expenses excluding interest expense	0.88%[4]	0.79%[4]
Net investment income	7.16%[4]	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$735,079	$686,655
Portfolio turnover	40%	127%
Net assets, end of period (000)	$729,081	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$239,748	$118,993
Asset coverage, end of period[5]	$4,041	$7,091

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4] Annualized.
[5] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Bond Trust (BHD)

	Six Months		For the period
	Ended		February 28, 2002[1]
	April 30, 2004	Year Ended	through
	(unaudited)	October 31, 2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	0.74	1.59	0.98
Net realized and unrealized gain (loss)	0.18	2.34	(1.77)

Net increase (decrease) from investment operations	0.92	3.93	(0.79)

Dividends from net investment income	(0.83)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	(0.07)

Net asset value, end of period	$15.16	$15.07	$12.63

Market price, end of period	$14.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[3]	1.62%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.67%[4]	2.01%	2.57%[4]
Net expenses	1.39%[4]	1.71%	2.26%[4]
Net expenses excluding interest expense	0.94%[4]	1.01%	1.25%[4]
Net investment income	9.77%[4]	11.32%	10.68%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$107,406	$98,498	$95,675
Portfolio turnover	8%	32%	22%
Net assets, end of period (000)	$106,825	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$31,390	$45,872	$44,223
Asset coverage, end of period[5]	$4,403	$3,312	$3,003

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4] Annualized.
[5] Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization
 & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock CoreBond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

     On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

Securities Valuation: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (“Trustees”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making them less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trusts receive.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

     Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.
(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended April 30, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s (excluding Limited Duration) intention to continue, and Limited Duration intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Broad Investment Grade may retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the revised deferred compensation plan approved by each Trust’s Board, non-interested Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc.

     Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The investment management agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first 5 years of the Trust’s operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the period ended April 30, 2004, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$1,871,440	$2,722,890	Income Trust	$291,679,176	$184,805,384
Core Bond	384,498,863	431,366,943	Limited Duration	435,285,251	364,673,592
High Yield	17,417,267	23,714,875	Strategic Bond	11,186,521	22,963,058
Income Opportunity	52,173,101	62,175,300

Purchases and sales of U.S. government securities for the period ended April 30, 2004, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$6,215,742	$3,516,882	Income Trust	$440,194,910	$370,761,583
Core Bond	758,355,523	622,329,392	Limited Duration	77,101,568	69,967,047
High Yield	—	—	Strategic Bond	423,645	—
Income Opportunity	65,595,070	16,970,781

     Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

     At April 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Broad Investment Grade	$68,043,776	$3,154,801	$2,326,214	$828,587
Core Bond	649,011,177	7,278,016	9,029,860	(1,751,844)
High Yield	74,957,036	5,089,080	12,547,499	(7,458,419)
Income Opportunity	534,449,954	20,261,986	5,504,854	14,757,132
Income Trust	776,083,205	17,408,834	34,520,133	(17,111,299)
Limited Duration	1,068,263,202	28,137,737	4,347,313	23,790,424
Strategic Bond	128,137,033	135,514,089	128,137,033	7,377,056

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforwards Amount	Expires	Trust	Carryforwards Amount	Expires

Broad Investment Grade	$85,817	2008	Income Opportunity	$1,978,381	2011
	131,829	2011
			Income Trust	$27,373,194	2004
	$217,646

High Yield	$3,443,603	2007		1,352,206	2008
	3,270,311	2008		13,940,898	2009
	15,159,280	2009		21,960,613	2011
	8,468,860	2010
	4,771,417	2011		$97,734,863

	$35,113,471
			Strategic Bond	$316,708	2010
				1,177,052	2011

				$1,493,760

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

Details of open financial futures contracts at April 30, 2004 were as follows:

						Unrealized
	Number of		Expiration	Value at	Value at	Appreciation
	Contracts	Type	Date	Trade Date	April 30, 2004	(Depreciation)

Long Position:
Broad Investment Grade	56	10 Yr. U.S. T-Note	June ’04	$6,362,248	$6,188,000	$(174,248)
	5	30 Yr. U.S. T-Bond	June ’04	562,868	535,467	(27,401)

						$(201,649)

Core Bond	1,041	30 Yr. U.S. T-Bond	June ’04	116,513,310	111,484,497	$(5,028,813)

Income Opportunity	687	10 Yr. U.S. T-Note	June ’04	79,397,905	75,913,436	$(3,484,469)

Short Position:
Core Bond	1,825	5 Yr. U.S. T-Note	June ’04	204,393,603	200,635,938	3,757,665
	481	10 Yr. U.S. T-Note	June ’04	54,317,493	53,150,500	1,166,993
	2	30 Yr. U.S. T-Bond	Sept. ’04	221,183	211,437	9,746
	17	Euro Dollar	June ’04	2,269,884	2,272,187	(2,303)

						$4,932,101

Income Opportunity	977	5 Yr. U.S. T-Note	June ’04	108,857,462	107,408,937	1,448,525
	59	30 Yr. U.S. T-Bond	Sept. ’04	6,527,247	6,237,406	289,841

						$1,738,366

Income Trust	255	5 Yr. U.S. T-Note	June ’04	28,878,125	28,034,062	844,063
	255	5 Yr. U.S. T-Note	June ’04	28,421,248	27,308,906	1,112,342
	193	10 Yr. U.S. T-Note	June ’04	21,943,462	21,326,500	616,962
	61	30 Yr. U.S. T-Bond	Sept. ’04	6,748,514	6,448,844	299,670
	30	Euro Dollar	Mar. ’04	7,266,638	7,299,375	(32,737)
	25	Euro Dollar	Mar. ’04	5,992,406	5,993,125	(719)
	30	Euro Dollar	June ’04	7,346,138	7,400,250	(54,112)
	25	Euro Dollar	June ’04	6,036,781	6,054,375	(17,594)
	30	Euro Dollar	Sept. ’04	7,316,512	7,369,875	(53,363)
	25	Euro Dollar	Sept. ’04	6,021,156	6,030,312	(9,156)
	30	Euro Dollar	Dec. ’04	7,289,137	7,335,000	(45,863)
	25	Euro Dollar	Dec. ’04	6,006,156	6,009,719	(3,563)

						$2,655,930

Details of open forward currency contracts in Core Bond at April 30, 2004, were as follows:

		Contract to	Value at		Unrealized
	Settlement	Purchase/	Settlement	Value at	Appreciation
Foreign Currency	Date	Receive	Date	April 30, 2004	(Depreciation)

Bought:
Euro	07/23/04	€ 6,669,000	$6,756,881	$6,782,548	$25,667
Swedish Krona	07/22/04	kr 66,000	8,511	8,623	112

					25,779

Sold:
Euro	07/23/04	€ 10,113,468	$12,025,015	$12,100,032	$(75,017)
British Pound Sterling	07/21/04	£3,978,528	7,086,953	7,005,636	81,317
Swedish Krona	07/22/04	kr 38,660,864	5,073,151	5,051,639	21,512

					27,812

     Income Trust held one interest rate floor. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floor held at April 30, 2004, were as follows:

Notional					Value at
Amount	Variable	Floating	Termination	Amortized	April 30,	Unrealized
(000)	Rate	Rate	Date	Cost	2004	(Depreciation)

$16,000	6.00%	1-month LIBOR	01/25/05	$(238,500)	$(449,871)	$(211,371)

Details of open interest rate swaps at April 30, 2004, were as follows:

	Notional				Unrealized
	Amount	Fixed	Floating	Termination	Appreciation
Trust	(000)	Rate	Rate	Date	(Depreciation)

Core Bond	$41,600	2.55% (a)	3-month LIBOR	4/23/06	$(77,237)
	25,000	2.635% (a)	3-month LIBOR	8/14/06	(118,939)
	50,000	3.00% (b)	3-month LIBOR	4/16/07	335,342
	5,700	3.52% (a)	3-month LIBOR	9/26/08	(81,657)
	5,400	4.412% (b)	3-month LIBOR	2/17/14	229,383
	19,000	4.889% (b)	3-month LIBOR	4/22/14	121,244
	4,400	5.82% (b)	3-month LIBOR	10/27/24	(53,355)

					$354,781

Income Opportunity	$50,000	2.635% (a)	3-month LIBOR	8/14/06	$(237,878)
	48,000	3.50% (a)	3-month LIBOR	2/2/07	(232,487)
	50,000	3.00% (b)	3-month LIBOR	4/16/07	335,342
	8,000	3.52% (a)	3-month LIBOR	9/26/08	(114,414)
	5,700	4.412% (b)	3-month LIBOR	2/14/14	242,127
	7,000	5.23% (b)	3-month LIBOR	11/4/21	205,668
	4,800	5.82% (b)	3-month LIBOR	10/27/24	(58,204)

					$140,154

Income Trust	$62,400	2.55% (a)	3-month LIBOR	4/23/06	$(115,856)
	50,000	2.635% (b)	3-month LIBOR	8/14/06	(237,878)
	24,000	3.55% (a)	3-month LIBOR	10/24/06	336,085
	50,000	3.00% (a)	3-month LIBOR	4/16/07	335,342
	11,200	3.52% (a)	3-month LIBOR	9/26/08	(160,179)
	19,000	4.889% (b)	3-month LIBOR	4/22/14	121,244
	4,500	5.58% (b)	3-month LIBOR	12/7/15	45,675
	25,000	5.23% (b)	3-month LIBOR	8/15/23	930,203
	5,100	5.82% (b)	3-month LIBOR	10/27/24	(61,840)

					$1,192,796

(a) Trust pays floating interest rate and receives fixed rate.
(b) Trust pays fixed interest rate and receives floating rate.

     Transaction in options written during the period ended April 30, 2004, were as follows:

	Contracts/
	Notional Amount	Premium
Trust	(000)	Received

Core Bond
Options outstanding at October 31, 2003	$105,708	$2,069,401
Options written	287,348	2,408,910
Options expired	(44)	(49,424)
Options terminated in closing purchase transactions	(286,954)	(2,524,660)

Options outstanding at April 30, 2004	$106,058	$1,904,227

Income Opportunity
Options outstanding at October 31, 2003	$123,340	$2,432,578
Options written	1,101	1,493,653
Options expired	—	—
Options terminated in closing purchase transactions	(1,030)	(1,267,896)

Options outstanding at April 30, 2004	$123,411	$2,658,335

Income Trust
Options outstanding at October 31, 2003	$150,485	$3,054,224
Options written	454,402	5,122,902
Options expired	—	—
Options terminated in closing purchase transactions	(426,330)	(3,764,104)

Options outstanding at April 30, 2004	$178,557	$4,413,022

Note 4. Borrowings Reverse
Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at April 30, 2004 were as follows (please see Corresponding Underlying Collateral Chart on pages 70-71):

	Underlying			Trade	Maturity	Net Closing
Trust	Collateral	Counter Party	Rate	Date	Date	Amount	Par

Broad Investment Grade	1	Lehman Brothers	0.95%	4/30/04	5/3/04	$5,555,440	$5,555,000
	2	Lehman Brothers	1.03	4/23/04	5/14/04	17,452,480	17,442,000

							22,997,000

Core Bond	3	Lehman Brothers	0.90	4/26/04	5/4/04	21,828,465	21,824,100
	4	Lehman Brothers	0.97	4/26/04	5/4/04	15,689,031	15,685,650
	5	Lehman Brothers	0.50	4/26/04	5/4/04	7,975,624	7,974,738
	6	Lehman Brothers	0.30	4/26/04	5/4/04	24,287,557	24,285,937
	7	Lehman Brothers	1.00	4/26/04	5/6/04	7,661,503	7,659,375
	8	Lehman Brothers	1.02	4/13/04	5/7/04	12,091,216	12,083,000
	9	Lehman Brothers	1.06	4/13/04	5/7/04	4,091,076	4,088,188
	10	Lehman Brothers	1.01	4/22/04	5/11/04	24,420,536	24,407,525

							118,008,513

Income Opportunity	11	Lehman Brothers	0.95	4/30/04	5/3/04	991,328	991,250
	12	Lehman Brothers	0.10	4/26/04	5/4/04	17,968,524	17,968,125
	13	Lehman Brothers	0.88	4/26/04	5/4/04	18,519,775	18,516,175
	14	Lehman Brothers	0.90	4/26/04	5/4/04	7,193,939	7,192,500
	15	Lehman Brothers	1.06	4/13/04	5/7/04	5,627,724	5,623,750
	16	Lehman Brothers	1.17	4/30/04	5/7/04	10,222,325	10,220,000
	17	Lehman Brothers	0.90	4/22/04	5/11/04	13,976,511	13,969,875
	18	Lehman Brothers	0.75	4/22/04	5/11/04	1,793,960	1,793,250
	19	Lehman Brothers	1.08	4/13/04	5/13/04	34,407,939	34,377,000

							110,651,925

Income Trust	20	Lehman Brothers	0.75	4/26/04	5/4/04	32,375,808	32,370,413
	21	Lehman Brothers	0.10	4/26/04	5/4/04	17,968,524	17,968,125
	22	Lehman Brothers	0.875	4/26/04	5/4/04	9,024,254	9,022,500
	23	Lehman Brothers	0.99	4/26/04	5/6/04	1,581,685	1,581,250
	24	Lehman Brothers	1.06	4/8/04	5/11/04	12,790,416	12,778,000
	25	Lehman Brothers	1.06	4/8/04	5/13/04	7,869,101	7,861,000
	26	Lehman Brothers	1.02	4/15/04	5/14/04	3,008,720	3,006,250
	27	Lehman Brothers	0.75	4/15/04	5/14/04	2,930,519	2,928,750
	28	Lehman Brothers	0.95	4/15/04	5/14/04	1,171,020	1,170,125
	29	Lehman Brothers	1.03	4/23/04	5/14/04	31,644,001	31,625,000
	30	Lehman Brothers	0.90	4/23/04	5/14/04	8,013,830	8,009,625
	31	Lehman Brothers	1.03	4/23/04	5/14/04	1,412,723	1,411,875

							129,732,913

Limited Duration	32	Lehman Brothers	1.50	4/29/04	5/3/04	6,562,094	6,561,000
	33	Lehman Brothers	1.50	4/30/04	5/3/04	4,664,581	4,644,000
	34	Lehman Brothers	0.88	4/26/04	5/4/04	76,377,433	76,362,500
	35	Lehman Brothers	0.88	4/26/04	5/4/04	8,683,338	8,681,650
	36	Lehman Brothers	1.15	4/8/04	5/6/04	28,386,367	28,361,000
	37	Lehman Brothers	1.20	4/8/04	5/6/04	12,775,913	12,764,000
	38	Lehman Brothers	1.06	4/8/04	5/11/04	1,850,797	1,849,000
	39	Lehman Brothers	1.03	4/22/04	5/11/04	20,007,120	19,996,250
	40	Lehman Brothers	1.20	4/22/04	5/11/04	31,683,053	31,663,000
	41	Lehman Brothers	1.08	4/13/04	5/13/04	3,242,916	3,240,000
	42	Lehman Brothers	1.08	4/14/04	5/13/04	4,236,683	4,233,000
	43	Lehman Brothers	1.50	4/20/04	5/17/04	35,851,287	35,811,000
	44	Lehman Brothers	1.50	4/23/04	5/17/04	5,587,582	5,582,000

							239,748,400

Strategic Bond	45	Lehman Brothers	0.96	4/28/04	5/3/04	998,883	998,750
	46	Lehman Brothers	1.02	4/20/04	5/17/04	9,753,771	9,745,000
	47	Lehman Brothers	1.20	4/20/04	5/17/04	16,233,597	16,219,000
	48	Lehman Brothers	1.50	4/20/04	5/17/04	3,154,545	3,151,000
	49	Lehman Brothers	1.50	4/23/04	5/17/04	304,304	304,000
	50	Lehman Brothers	1.50	4/30/04	5/17/04	972,563	971,875

							31,389,625

Details of underlying collateral for open reverse repurchase agreements at April 30, 2004 were as follows:

Corresponding Underlying Collateral

	Reverse
	Repurchase			Maturity	Original	Current
Trust	Agreement	Description	Rate	Date	Face	Face	Market Value

Broad Investment
Grade	1	U.S. Treasury Notes	4.38%	8/12/12	$5,500,000	$5,500,000	$5,511,165
	2	U.S. Treasury Bonds	0.00	11/15/09	21,600,000	21,600,000	17,330,350

							22,841,515

Core Bond	3	U.S. Treasury Bonds	5.375	2/15/31	$21,240,000	$21,240,000	$21,512,084
	4	U.S. Treasury Bonds	10.375	11/15/12	5,310,000	5,310,000	6,582,950
	4	U.S. Treasury Bonds	8.13	8/15/19	6,600,000	6,600,000	8,703,235
	5	U.S. Treasury Notes	2.25	2/15/07	8,035,000	8,035,000	7,927,010
	6	U.S. Treasury Notes	3.125	4/15/09	24,750,000	24,750,000	24,204,758
	7	Federal Home Loan Mortgage Corp.	3.875	11/10/08	7,500,000	7,500,000	7,507,365
	8	U.S. Treasury Bonds	8.00	11/15/21	3,375,000	3,375,000	4,446,036
	8	U.S. Treasury Bonds	6.75	8/15/26	6,145,000	6,145,000	7,249,422
	9	Federal National Mortgage Assoc.	5.25	4/15/07	3,725,000	3,725,000	3,946,489
	10	U.S. Treasury Bonds	8.125	8/15/19	12,750,000	12,750,000	16,813,068
	10	U.S. Treasury Bonds	6.25	8/15/23	4,505,000	4,505,000	5,006,181
	10	U.S. Treasury Bonds	6.00	2/15/26	2,000,000	2,000,000	2,162,812

							116,061,410

Income
Opportunity	11	U.S. Treasury Notes	4.25	8/15/13	1,000,000	1,000,000	983,590
	12	U.S. Treasury Notes	4.00	2/15/14	18,500,000	18,500,000	17,774,430
	13	U.S. Treasury Notes	4.25	11/15/13	18,470,000	18,470,000	18,123,688
	14	U.S. Treasury Notes	5.375	2/15/31	7,000,000	7,000,000	7,089,670
	15	Federal Home Loan Mortgage Corp.	6.875	9/15/10	4,000,000	4,000,000	4,545,520
	15	Federal National Mortgage Assoc.	4.375	9/15/12	1,000,000	1,000,000	969,660
	16	Residential Funding Securities Corp.	8.50	5/25/33	10,000,000	9,562,714	10,536,916
	17	U.S. Treasury Notes	2.00	5/15/06	9,300,000	9,300,000	9,237,513
	17	U.S. Treasury Notes	5.375	2/15/31	4,500,000	4,500,000	4,557,645
	18	U.S. Treasury Notes	4.00	11/15/12	1,800,000	1,800,000	1,753,171
	19	Federal Home Loan Mortgage Corp.	6.50	8/1/32	30,236,206	6,419,666	6,686,206
	19	Federal National Mortgage Assoc.	0.99	1/1/33	19,464,674	13,739,986	13,718,552
	19	Federal National Mortgage Assoc.	5.50	1/1/33	4,922,569	4,450,115	4,443,173
	19	U.S. Treasury Notes	5.50	1/1/33	12,840,919	10,141,983	10,126,162

							110,545,896

Income Trust	20	U.S. Treasury Notes	3.25	8/15/08	32,330,000	32,330,000	32,130,459
	21	U.S. Treasury Notes	4.00	2/15/14	18,500,000	18,500,000	17,774,430
	22	U.S. Treasury Notes	4.25	11/15/13	9,000,000	9,000,000	8,831,250
	23	U.S. Treasury Bonds	0.00	11/15/24	5,000,000	5,000,000	1,570,530
	24	Federal National Mortgage Assoc.	5.50	9/1/17	28,000,000	12,594,365	12,921,063
	25	Federal National Mortgage Assoc.	6.00	8/1/32	24,000,000	7,813,542	7,991,769
	27	U.S. Treasury Notes	3.875	2/15/13	3,000,000	3,000,000	2,885,391
	28	U.S. Treasury Notes	4.375	8/15/12	1,150,000	1,150,000	1,152,335
	29	Resolution Funding Corp.	8.875	4/15/30	13,000,000	13,000,000	2,837,120
	29	U.S. Treasury Bonds	0.00	11/15/24	100,000,000	100,000,000	31,410,600
	30	U.S. Treasury Notes	4.25	11/15/13	7,950,000	7,950,000	7,800,938
	31	U.S. Treasury Bonds	0.00	11/15/24	4,500,000	4,500,000	1,413,477

							128,719,362

Limited
Duration	32	HYDI 100	6.40	6/20/08	7,700,000	7,700,000	7,767,375
	33	HYDI 101	9.00	6/20/08	5,500,000	5,398,148	5,674,803
	34	U.S. Treasury Notes	1.625	10/31/05	30,000,000	30,000,000	29,845,200
	34	U.S. Treasury Notes	3.375	12/15/08	46,000,000	46,000,000	45,690,880
	35	U.S. Treasury Notes	4.25	11/15/13	8,660,000	8,660,000	8,497,625
	36	Federal National Mortgage Assoc.	Variable	12/1/33	10,000,000	9,596,893	9,659,944
	36	GSR Mortgage Loan Trust	Variable	10/25/33	10,000,000	9,825,241	9,640,133
	36	GSR Mortgage Loan Trust	Variable	10/25/33	10,000,000	9,746,300	9,655,757
	37	General Motors Acceptance Corp.	6.875	8/28/12	6,500,000	6,500,000	6,755,580

Corresponding Underlying Collateral (continued)

	Reverse
	Repurchase			Maturity	Original	Current
Trust	Agreement	Description	Rate	Date	Face	Face	Market Value

Limited	37	Honda Auto Receivables	2.30%	10/18/07	$7,125,000	$7,125,000	$7,117,658
Duration	38	Federal National Mortgage Assoc.	5.50	10/1/33	2,000,000	1,871,620	1,867,521
(continued)	39	Federal National Mortgage Assoc.	7.25	1/15/10	17,000,000	17,000,000	19,570,400
	40	Comcast Cable Communications, Inc.	6.875	6/15/09	6,685,000	6,685,000	7,359,416
	40	DaimlerChrysler Auto Trust	2.25	8/8/07	6,900,000	6,900,000	6,897,573
	40	Dow Chemical Co.	5.97	1/15/09	4,000,000	4,000,000	4,280,120
	40	Ford Motor Credit Co.	7.375	2/1/11	7,500,000	7,500,000	8,019,945
	40	Weyerhaeuser Co.	5.25	12/15/09	7,500,000	7,500,000	7,719,060
	41	Federal National Mortgage Assoc.	Variable	1/1/34	25,000,000	3,302,499	3,359,473
	42	Federal National Mortgage Assoc.	5.50	3/1/32	1,100,000	659,772	661,304
	42	Federal National Mortgage Assoc.	Variable	1/1/34	27,657,926	3,653,611	3,716,642
	43	Concentra Operating Corp.	9.50	8/15/10	4,500,000	4,500,000	4,995,000
	43	CSC Holdings, Inc.	7.875	12/15/07	4,800,000	4,800,000	5,124,000
	43	DaimlerChrysler NA Holding Corp.	4.05	6/4/08	7,500,000	7,500,000	7,357,500
	43	Deutsche Telekom Intl. Finance BV	Variable	6/15/10	4,000,000	4,000,000	4,726,000
	43	Nextel Communications, Inc.	7.375	8/1/15	3,100,000	3,100,000	3,239,500
	43	Peru Republic	9.125	2/21/12	5,000,000	5,000,000	5,250,000
	43	Qwest Corp.	Variable	3/15/12	6,000,000	6,000,000	6,480,000
	43	Western Financial Bank	9.625	5/15/12	2,900,000	2,900,000	3,284,250
	44	Allied Waste NA	10.00	8/1/09	6,000,000	6,000,000	6,420,000

							250,632,659

Strategic
Bond	45	U.S. Treasury Notes	4.250	8/15/13	1,000,000	1,000,000	983,590
	46	Bank One Corp.	6.500	2/1/06	1,000,000	1,000,000	1,070,000
	46	Barclays Bank PLC	Variable	9/29/49	650,000	650,000	785,757
	46	DTE Energy Co.	7.050	6/1/11	250,000	250,000	275,370
	46	ERP Operating LP	6.950	3/2/11	500,000	500,000	557,300
	46	European Investment Bank	4.875	9/6/06	1,000,000	1,000,000	1,049,640
	46	FirstEnergy Corp.	7.375	11/15/31	325,000	325,000	341,338
	46	Ford Motor Credit Co.	5.800	1/12/09	750,000	750,000	763,305
	46	General Motors Acceptance Corp.	6.750	1/15/06	250,000	250,000	264,818
	46	General Motors Acceptance Corp.	6.875	9/15/11	900,000	900,000	940,824
	46	General Motors Acceptance Corp.	8.000	11/1/31	250,000	250,000	261,925
	46	KFW Intl. Finance, Inc.	5.250	6/28/06	850,000	850,000	897,303
	46	Lehman Brothers Holdings, Inc.	6.250	5/15/06	1,000,000	1,000,000	1,069,430
	46	Metlife, Inc.	6.125	12/1/11	325,000	325,000	349,937
	46	Progress Energy, Inc.	6.750	3/1/06	1,000,000	1,000,000	1,068,210
	46	Viacom, Inc.	6.625	5/15/11	1,000,000	1,000,000	1,105,930
	47	Allstate Corp.	7.875	5/1/05	500,000	500,000	529,250
	47	Anadarko Petroleum Corp.	5.375	3/1/07	1,000,000	1,000,000	1,053,950
	47	AOL Time Warner, Inc.	7.700	5/1/32	700,000	700,000	771,379
	47	AT&T Corp.	Variable	11/15/06	900,000	900,000	986,589
	47	Bear Stearns Co., Inc.	6.500	5/1/06	325,000	325,000	348,774
	47	Citigroup, Inc.	5.750	5/10/06	3,000,000	3,000,000	3,182,130
	47	ConocoPhillips Holding Co.	6.950	4/15/29	500,000	500,000	550,360
	47	DaimlerChrysler NA Holding Corp.	7.300	1/15/12	1,000,000	1,000,000	1,095,220
	47	Ford Motor Credit Co.	6.875	2/1/06	2,000,000	2,000,000	2,119,820
	47	General Mills, Inc.	5.125	2/15/07	1,000,000	1,000,000	1,045,470
	47	Kellogg Co.	6.000	4/1/06	575,000	575,000	609,753
	47	Tyco Intl. Group SA	6.375	2/15/06	1,000,000	1,000,000	1,053,540
	47	United Technologies Corp.	6.350	3/1/11	1,000,000	1,000,000	1,095,320
	47	Verizon New England, Inc.	6.500	9/15/11	2,000,000	2,000,000	2,173,840
	47	Vodafone Group PLC	7.750	2/15/10	1,000,000	1,000,000	1,159,260
	48	Adelphia Communications Corp.	1.050	7/15/04	1,000,000	1,000,000	1,100,000
	48	Autonation, Inc.	9.000	8/1/08	400,000	400,000	454,000
	48	Dresser, Inc.	9.375	4/15/11	2,000,000	2,000,000	2,160,000
	49	Curative Hlth. Svcs., Inc.	1.080	5/1/11	350,000	350,000	351,313
	50	Autonation, Inc.	9.000	8/1/08	1,000,000	1,000,000	1,135,000

							34,759,645

     The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended April 30, 2004, were as follows:

	Average Daily	Weighted Average
Trust	Balance	Interest Rate

Broad Investment Grade	$22,781,747	1.02%
Core Bond	134,535,529	0.97%
Income Opportunity	95,749,476	1.03%
Income Trust	116,301,892	0.93%
Limited Duration	185,476,593	1.08%
Strategic Bond	37,812,139	1.30%

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1 / 3 % of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

     For the period ended April 30, 2004, High Yield borrowed a daily weighted average balance of $19,250,000 at a weighted average interest rate at 1.64%.

Note 5. Distributions
to Shareholders

The tax character of distributions paid during the period ended April 30, 2004, and the year ended October 31, 2003 were as follows:

	Period ended April 30, 2004

	Ordinary	Long-term	Total
Distributions Paid From:	Income	Capital Gain	Distributions

Broad Investment Grade	$1,330,692	$—	$1,330,692
Core Bond	15,784,368	—	15,784,368
High Yield	3,225,398	—	3,225,398
Income Opportunity	14,468,871	—	14,468,871
Income Trust	19,436,198	—	19,436,198
Limited Duration	27,532,174	—	27,532,174
Strategic Bond	5,841,877	—	5,841,877

	Year ended October 31, 2003

	Ordinary	Long-term	Return	Total
Distributions Paid From:	Income	Capital Gain	of Capital	Distributions

Broad Investment Grade	$3,504,653	$—	$—	$3,504,653
Core Bond	30,289,664	1,795,095	—	32,084,759
High Yield	6,783,092	—	333,356	7,116,448
Income Opportunity	36,267,803	—	—	36,267,803
Income Trust	63,862,381	—	—	63,862,381
Limited Duration	9,176,505	—	—	9,176,505
Strategic Bond	10,466,535	—	—	10,466,535

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term	Unrealized Net
Trust	Income	Gains	Appreciation

Broad Investment Grade	$4,982,375	$633,808	$1,467,232
Core Bond	7,270,101	2,618,360	—
High Yield	19,098	—	—
Income Opportunity	4,702,102	2,902,569	15,620,859
Income Trust	6,440,612	—	—
Limited Duration	1,532,337	3,725,540	23,760,424
Strategic Bond	1,095,429	—	7,377,056

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At April 30, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Broad Investment Grade	2,957,093	7,093
Core Bond	27,018,774	9,425
High Yield	6,395,321	—
Income Opportunity	34,449,693	—
Income Trust	63,569,490	—
Limited Duration	36,727,287	6,021
Strategic Bond	7,044,552	9,425

     During the period ended April 30, 2004, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 13,673, 179,799, 21,266, and 8,931, respectively. Transactions in common shares of beneficial interest for the year ended October 31, 2003, were as follows:

	Shares from

	Intial Public	Underwriters’ Exercising the	Reinvestment	Net Increase in
Trust	Offering	Over-allotment Option	of Dividends	Shares Outstanding

High Yield	—	—	29,680	29,680
Income Trust	—	—	514,874	514,874
Limited Duration	34,306,021	2,400,000	—	36,706,021
Strategic Bond	—	—	19,467	19,467

     Offering costs incurred in connection with the Limited Duration offering of common shares have been charged to paid-in capital in excess of par of the common shares in the amount of $1,222,110.

Note 7. Dividends
Subsequent to April 30, 2004, the Board of each of the Trusts declared dividends per common share payable May 28, 2004, to shareholders of record on May 14, 2004. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share

Broad Investment Grade	$0.075000
Core Bond	0.087500
High Yield	0.084167
Income Opportunity	0.070000
Income Trust	0.051042
Limited Duration	0.125000
Strategic Bond	0.130000

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

     After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms expiring in 2007:

Core Bond

Elected the Class I Directors as follows:
Director	Votes for	Votes Withheld

Richard E. Cavanagh	2,399,250	22,018
James Clayburn La Force, Jr.	2,398,950	22,318

Broad Investment Grade

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	22,737,026	230,263
Kent Dixon	22,770,207	197,082
Robert S. Kapito	22,784,467	182,822

High Yield

Elected the Class II Trustees as follows:
Trustee	Votes for	Votes Withheld

Frank J. Fabozzi	5,605,743	77,206
Walter F. Mondale	5,576,541	106,408
Ralph L. Schlosstein	5,607,483	75,466

Income Opportunity

Elected the Class III Directors as follows:
Director	Votes for	Votes Withheld

Andrew F. Brimmer	28,101,876	744,186
Kent Dixon	28,132,303	713,759
Robert S. Kapito	28,136,967	709,095

Income Trust

Elected the Class III Directors as follows:
Director	Votes for	Votes Withheld

Andrew F. Brimmer	55,106,787	671,942
Kent Dixon	55,158,072	620,657
Robert S. Kapito	55,183,010	595,719

Limited Duration

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh	29,016,706	223,904
James Clayburn La Force Jr.	28,994,099	246,511

Strategic Bond

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	5,687,467	46,597
Kent Dixon	5,695,967	38,097
Robert S. Kapito	5,694,117	39,947

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Jeff Gary, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
Robert S. Kapito	Independent Accountants
James Clayburn La Force, Jr.	Deloitte & Touche LLP
Walter F. Mondale	200 Berkeley Street
Boston, MA 02116
Officers
Robert S. Kapito, President	Legal Counsel
Henry Gabbay, Treasurer	Skadden, Arps, Slate, Meagher & Flom LLP
Anne Ackerley, Vice President	Four Times Square
Jeff Gary, Vice President[1]	New York, NY 10036
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer	Legal Counsel – Independent Trustees
Vincent B. Tritto, Secretary	Debevoise & Plimpton LLP
Brian P. Kindelan, Assistant Secretary	919 Third Avenue
New York, NY 10022
Investment Advisor
BlackRock Advisors, Inc.	This report is for shareholder information. This is not a
100 Bellevue Parkway	prospectus intended for use in the purchase or sale of Trust shares.
Wilmington, DE 19809	Statements and other information contained in this report are as
(800) 227-7BFM	dated and are subject to change.

Sub-Advisor[2]	BlackRock Closed-End Funds
BlackRock Financial Management, Inc.	c/o BlackRock Advisors, Inc.
40 East 52nd Street	100 Bellevue Parkway
New York, NY 10022	Wilmington, DE 19809
(800) 227-7BFM
Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

[1] For High Yield
[2] For Core Bond, Limited Duration and Strategic Bond.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-Semi-3

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable for reports for periods ending on or before July 9, 2004.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable for reports covering periods ending on or before June 15, 2004.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ___The BlackRock Income Opportunity Trust__________________________________________

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Treasurer
Date:	July 2, 2004

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito ___________________________________________
Name:	Robert S. Kapito
Title:	Principal Executive Officer

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	July 2, 2004

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